Limited Term Tax-Exempt Bond Fund of America®
Investment portfolio
April 30, 2021
unaudited
Bonds, notes & other debt instruments 82.79% Alabama 1.10%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	$3,430	$3,443
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2021	1,250	1,254
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2022	1,700	1,768
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2023	1,750	1,882
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	5,575	6,494
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	12,625	13,123
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 2051 (put 2023)	12,570	15,593
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2017-B, 5.00% 2026	2,500	3,085
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Capstone at Kinsey Cove Project), Series 2020-A, 0.35% 2023 (put 2023)	5,675	5,690
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2025	3,000	3,573
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,000	1,228
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2027	2,000	2,473
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2016, 5.00% 2023	1,125	1,203
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 2051 (put 2028)	15,485	18,397
		79,206
Alaska 0.57%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 2048	8,995	9,961
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 2044	24,250	26,696
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	1,830	1,939
International Airport System, Rev. Ref. Bonds, Series 2016-C, AMT, 5.00% 2021	2,000	2,037
		40,633
Arizona 0.80%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2027	3,060	3,746
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2028	2,580	3,236
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2029	3,190	4,082
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2033	620	821
County of Coconino, Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-A, AMT, 1.875% 2032 (put 2023)	3,300	3,389
Health Facs. Auth., Rev. Bonds (Scottsdale Lincoln Hospitals Project), Series 2014-A, 5.00% 2024	1,000	1,162
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2027	1,125	1,402
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2028	1,175	1,494
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2031	1,050	1,309
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2024	1,515	1,717
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2024	1,485	1,668
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2025	1,640	1,923
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2025	1,610	1,873
Limited Term Tax-Exempt Bond Fund of America — Page 1 of 55

unaudited
Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2026	$1,560	$1,899
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2026	1,500	1,814
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2026	1,350	1,655
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2029	1,000	1,303
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2029	1,000	1,297
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2025	400	467
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2026	500	600
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2027	400	491
County of Maricopa, Certs. of Part., Series 2020, 5.00% 2022	2,425	2,564
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 2048 (put 2024)	2,000	2,311
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2031	4,505	5,710
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2028	2,000	2,438
City of Phoenix, Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	1,065	1,224
County of Pima, Sewer System Rev. Obligations, Series 2011-B, 5.00% 2024 (preref. 2021)	3,745	3,774
Rev. Ref. Certs. of Part., Series 2019-A, 5.00% 2021	380	388
University Medical Center Corp., Hospital Rev. Bonds, Series 2011, 6.00% 2039 (preref. 2021)	1,335	1,347
		57,104
Arkansas 0.03%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 1.61% 2044 (put 2022)[1]	1,000	998
Board of Trustees of the University of Arkansas, Various Fac. Rev. Bonds (Fayetteville Campus), Series 2011-A, 4.125% 2030 (preref. 2021)	1,195	1,219
		2,217
California 6.69%
Anaheim City School Dist., G.O. Bonds, 2010 Election, Series 2011, 6.25% 2040 (preref. 2021)	5,500	5,582
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 1.31% 2036 (put 2027)[1]	1,000	1,039
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2045 (put 2023)[1]	11,595	11,693
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2045 (put 2023)[1]	100	101
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2047 (put 2023)[1]	3,500	3,530
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 0.51% 2056 (put 2026)[1]	4,170	4,177
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 2056 (put 2028)	2,000	2,134
Beaumont Unified School Dist., G.O. Bonds, 2008 Election, Series 2011-C, Assured Guaranty Municipal insured, 5.75% 2036 (preref. 2021)	6,200	6,285
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2011-A, 5.00% 2037 (preref. 2021)	4,180	4,280
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	975	990
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2026	750	911
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2027	600	748
Contra Costa Community College Dist., G.O. Bonds, 2006 Election, Series 2013, 5.00% 2038 (preref. 2023)	3,600	3,996
County of Contra Costa, Water Rev. Ref. Notes, Series 2019-F, 2.00% 2021	620	622
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,155
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2022	525	556
Fresno Unified School Dist., G.O. Bonds, 2010 Election, Series 2013-C, 5.50% 2046	10,200	11,414
G.O. Bonds, Series 2021, 5.00% 2031	240	292
G.O. Bonds, Series 2021, 5.00% 2032	200	243
Limited Term Tax-Exempt Bond Fund of America — Page 2 of 55

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2021, 5.00% 2034	$200	$242
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2023	12,630	13,821
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2026	2,280	2,837
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2027	13,425	17,146
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2027	8,495	10,804
G.O. Rev. Ref. Bonds, Series 2020-B, 5.00% 2027	2,610	3,327
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2030	540	733
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2025	5,000	4,852
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	3,850	3,678
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)	2,250	2,413
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,380	1,480
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2026	910	1,053
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	5,545	5,927
Housing Fin. Agcy., Municipal Certificates, Series 2021-A-1, 3.50% 2035	8,365	9,735
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 1.26% 2037 (put 2022)[1]	5,500	5,523
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Museum of Art Project), Series 2021-B, 0.76% 2050 (put 2026)[1]	3,095	3,122
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	1,875	2,244
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2021	750	762
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2022	1,000	1,061
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2024	705	806
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2026	485	562
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,590	4,224
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2020-B, AMT, 4.00% 2022	5,000	5,189
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2028	1,255	1,596
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2029	1,400	1,810
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2031	2,370	3,179
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2032	4,575	6,113
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2027	5,000	6,213
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2027	1,250	1,505
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 2029	7,000	9,115
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 4.00% 2022	645	660
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2023	3,000	3,302
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2024	1,500	1,712
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2024	7,895	9,064
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2027	5,000	6,318
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 2029	1,350	1,788
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 2033	5,930	7,926
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2029	400	467
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2030	625	729
Limited Term Tax-Exempt Bond Fund of America — Page 3 of 55

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 1.30% 2039 (put 2025)[2]	$1,450	$1,494
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 2044 (put 2021)	10,935	11,067
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2029	855	1,078
City of Oakland, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2021	2,000	2,031
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2023	2,190	2,416
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025	2,040	2,416
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,810	2,202
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2023 (preref. 2022)	2,750	2,881
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 2026	1,125	1,353
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 2029	4,560	5,908
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 2029	2,230	2,864
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, Assured Guaranty Municipal insured, 5.00% 2028	300	382
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, Assured Guaranty Municipal insured, 5.00% 2029	835	1,080
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,315	1,726
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,337
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2007-A, National insured, 0% 2026	3,485	3,288
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2024	335	371
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2025	345	390
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2026	370	425
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2027	355	414
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2028	320	376
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2011-C, 5.75% 2031	1,500	1,534
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2021-B, 5.00% 2027	1,200	1,503
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2021-B, 5.00% 2028	1,000	1,285
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2021-B, 5.00% 2029	1,000	1,312
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2021-B, 5.00% 2030	1,280	1,710
Public Works Board, Lease Rev. Ref. Bonds (Dept. of State Hospitals), Series 2016-E, 5.00% 2025	3,000	3,295
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2028	14,965	18,437
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2031	5,000	6,544
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2027	835	1,008
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2028	405	486
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	2,250	2,617
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,035	1,204
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 2027	1,500	1,781
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2028	1,455	1,843
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2021	1,965	1,980
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Short-Term Notes, Series 2021-A, 5.00% 2022	11,370	12,154
County of San Diego, Water Auth., Water Rev. Ref. Bonds, Series 2013-A, 5.00% 2034 (preref. 2022)	1,000	1,073
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 5.00% 2030	1,520	2,059
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 5.00% 2031	3,215	4,444
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2011-F-2, AMT, 5.00% 2023 (preref. 2021)	690	690
Limited Term Tax-Exempt Bond Fund of America — Page 4 of 55

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2024	$5,900	$6,712
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-H-2, AMT, 5.00% 2025	6,000	7,060
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2025	5,000	5,884
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 2031	15,000	19,992
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2023	4,435	4,799
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2011-A, 5.00% 2029 (preref. 2021)	5,000	5,121
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,000	1,059
San Francisco Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, 4.00% 2029	4,800	5,818
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2029	570	731
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, BAM insured, 5.00% 2030	1,550	2,018
City of San Jose, Fncg. Auth., Lease Rev. Ref. Bonds (Civic Center Project), Series 2013-A, 5.00% 2033 (preref. 2023)	1,800	1,981
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-A, National insured, 0% 2027	1,500	1,418
City of Santa Fe Springs, Community Dev. Commission, Consolidated Redev. Project, Tax Allocation Bonds, Capital Appreciation Bonds, Series 2006-A, National insured, 0% 2023	4,455	4,391
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2023	615	679
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024	180	207
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2028	230	299
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 2023	4,330	4,783
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Miramar Tower Apartments), Series 2019-M, 1.30% 2022 (put 2021)	4,275	4,279
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 2023 (put 2023)	6,645	6,652
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)	1,250	1,323
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023 (preref. 2022)	815	868
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2025	2,585	3,009
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	330	333
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,300	1,302
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,007
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2030	1,820	2,380
Tobacco Securitization Auth., Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp), Series 2021-B-1, 0.45% 2030	515	512
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AK, 5.00% 2048 (put 2023)	7,000	7,687
Regents of the University of California, General Rev. Bonds, Series 2021-BH, 5.00% 2026	705	867
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026	1,865	2,211
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	1,000	1,087
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	6,370	7,035
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 2050	3,715	4,063
Limited Term Tax-Exempt Bond Fund of America — Page 5 of 55

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	$360	$366
Water Replenishment Dist. of Southern California, Water Rev. Certs. of Part., Series 2011, 5.00% 2041 (preref. 2021)	22,870	23,143
		479,320
Colorado 1.89%
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 3.625% 2021	778	787
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 3.50% 2021	738	747
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2020-B, 5.00% 2021	665	682
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	1,250	1,595
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	1,000	1,334
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2029	6,500	7,678
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	15,000	18,341
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-A, AMT, 5.00% 2027	2,000	2,505
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-A, AMT, 5.00% 2028	2,470	3,075
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2032	10,000	12,559
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	1,400	1,560
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	1,080	1,247
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	3,835	4,569
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2021	3,800	3,905
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2022	4,000	4,227
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 2026	750	917
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 2027	500	626
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 1.123% 2039 (put 2021)[1]	2,100	2,101
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 2028	3,000	2,717
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2021 (escrowed to maturity)	1,200	1,204
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2022 (escrowed to maturity)	1,500	1,579
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024 (escrowed to maturity)	1,000	1,145
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2025 (escrowed to maturity)	1,000	1,184
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2026 (escrowed to maturity)	615	749
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2029	3,455	4,098
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2029	1,750	2,185
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	2,100	2,354
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-B, 5.00% 2048 (put 2025)	5,505	6,608
Health Facs. Auth., Hospital Rev. Ref. Bonds (Valley View Hospital Association Project), Series 2018, 2.80% 2042 (put 2023)	1,750	1,814
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2021	1,910	1,959
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 2026	3,000	3,615
Limited Term Tax-Exempt Bond Fund of America — Page 6 of 55

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 2027	$3,990	$4,946
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 2048	2,135	2,334
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	5,070	5,632
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 2050	3,470	3,842
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 2049	10,255	11,445
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-B, Class I, 3.00% 2051	3,000	3,282
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.125% 2023	1,965	2,134
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2029	630	801
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2029	360	462
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2030	450	582
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2030	315	411
		135,537
Connecticut 1.48%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Veterans Terrace Project), Series 2021, 0.25% 2023 (put 2022)	1,290	1,290
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2011-A, 5.00% 2041 (preref. 2021)	8,400	8,465
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2024	1,645	1,873
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2025	1,450	1,706
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 2.05% 2035 (put 2021)	9,155	9,189
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 0.025% 2037 (put 2024)	6,970	6,959
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-A-2, 5.00% 2042 (put 2022)	1,795	1,898
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	25,355	25,760
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-3, 0.25% 2049 (put 2024)	5,970	5,959
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-D, 5.00% 2023	440	490
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-D, 5.00% 2024	400	460
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-D, 5.00% 2025	250	296
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 2039	1,715	1,824
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	1,120	1,188
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 2041	1,960	2,138
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 2043	660	724
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	315	331
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 3.50% 2045	970	1,081
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 2045	5,865	6,450
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 2045	4,335	4,778
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	1,330	1,412
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	4,935	5,250
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	2,975	3,235
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	1,650	1,795
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	985	1,072
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 2049	6,050	6,864
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	110	111
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	2,435	2,550
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	810	854
		106,002
Limited Term Tax-Exempt Bond Fund of America — Page 7 of 55

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Bonds, notes & other debt instruments (continued) Delaware 0.10%	Principal amount (000)	Value (000)
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 2040 (put 2025)	$4,437	$4,458
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 2045 (put 2025)	2,560	2,574
G.O. Bonds, Series 2014-B, 5.00% 2021	420	423
		7,455
District of Columbia 1.17%
G.O. Bonds, Series 2015-A, 5.00% 2023	3,760	4,142
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 2027	1,500	1,790
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (218 Vine Street Apartments Project), Series 2020, 0.30% 2040 (put 2023)	2,500	2,508
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Providence Place Apartments Project), Series 2019-B, 1.25% 2023 (put 2022)	2,015	2,031
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2028	1,500	1,936
Income Tax Secured Rev. Bonds, Series 2011-A, 5.00% 2029	1,765	1,814
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2029	1,000	1,320
Income Tax Secured Rev. Bonds, Series 2020-A, 5.00% 2032	3,500	4,646
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2033	2,785	3,694
Income Tax Secured Rev. Bonds, Series 2020-A, 5.00% 2034	2,530	3,330
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Rev. Bonds, Series 2017-A-2, 5.00% 2033	1,000	1,231
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 2027	2,000	2,508
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2028	7,520	9,640
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2023	1,750	1,947
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2024	2,000	2,307
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2027	3,965	4,972
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 2027	1,000	1,186
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2028	1,945	2,493
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2029	2,530	3,294
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2030	5,500	7,281
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2031	4,270	5,613
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2033	4,000	5,219
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	4,900	6,159
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	1,250	1,561
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 2028	310	397
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 2029	400	521
		83,540
Florida 4.23%
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2023	1,100	1,200
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2033	870	976
County of Brevard, Housing Fncg. Auth., Multi Family Mortgage Rev. Bonds (Tropical Manor Apartments), Series 2021, 0.25% 2023 (put 2022)	1,230	1,229
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2026	2,500	3,042
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2028	1,500	1,909
County of Broward, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 2029	5,000	6,483
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2029	1,200	1,556
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2030	2,150	2,761
County of Broward, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2024	5,030	5,369
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Praxis of Deerfield Beach), Series 2019-B, 1.20% 2022 (put 2021)	1,200	1,203
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Prospect Park Apartments), Series 2019-C, 1.40% 2022 (put 2021)	2,295	2,295
School Board of Broward County, Certs. of Part., Series 2012-A, 5.00% 2025 (preref. 2022)	1,000	1,055
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.00% 2021	$1,005	$1,009
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.125% 2022	1,110	1,133
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 2030	1,425	1,863
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	1,555	1,637
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2026	350	406
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2027	240	277
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2028	445	511
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2021-B, 5.00% 2022	4,000	4,212
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 2023	1,095	1,206
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2011-D, 5.00% 2024	4,600	4,617
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2017-B, 5.00% 2026	1,000	1,228
City of Orlando, Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2016, AMT, 5.00% 2027	1,125	1,404
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2024	4,000	4,622
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2025	8,000	9,542
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2025	1,055	1,252
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2026	1,000	1,219
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2027	500	624
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2028	15,000	19,167
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	3,700	3,773
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2030	2,000	2,282
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2032	1,990	2,270
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2015-1, 4.00% 2047	560	590
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 2047	505	536
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	9,670	10,416
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	9,490	10,492
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 2051	1,570	1,716
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051	3,450	3,829
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 2052	8,625	9,467
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	1,235	1,273
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Valencia Park Apartments), Series 2021-A, FHA insured, 0.25% 2023 (put 2022)	5,145	5,152
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2028	1,500	1,889
JEA, Electric System Rev. Bonds, Series 2020-A-3, 5.00% 2030	3,610	4,749
JEA, Electric System Rev. Bonds, Series 2020-A-3, 5.00% 2033	915	1,193
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2033	550	723
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2034	2,700	3,537
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2034	1,500	1,965
Lee Memorial Health System Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2022	1,000	1,043
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042 (preref. 2021)	1,290	1,327
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	11,827
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2022	1,750	1,845
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2025	4,870	5,587
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2026	7,530	8,621
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Platform 3750), Series 2021, 0.25% 2024 (put 2021)	6,895	6,906
County of Miami-Dade, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2025 (preref. 2022)	160	169
County of Miami-Dade, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2042 (preref. 2022)	10,000	10,567
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 5.00% 2030	2,405	3,252
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 5.00% 2031	$1,500	$2,040
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,023
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2024	2,300	2,661
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,805	2,220
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2031	2,750	3,039
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 2025	1,965	2,341
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jernigan Gardens), Series 2020-B, 0.35% 2023 (put 2022)	9,500	9,512
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2012-A, 5.00% 2042 (preref. 2022)	8,000	8,353
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2022	1,715	1,788
County of Pinellas, Housing Fin. Auth., Multi Family Housing Rev. Bonds, Series 2019-B, 1.25% 2022 (put 2021)	1,375	1,378
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)	1,405	1,566
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2021 (escrowed to maturity)	2,500	2,509
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2021	935	935
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2023	970	999
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2024	995	1,036
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2025	1,010	1,058
South Florida Water Management Dist., Certs. of Part., Series 2015, 5.00% 2026	2,000	2,400
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2021	1,250	1,267
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2025	1,545	1,832
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2026	1,000	1,221
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2027	1,250	1,564
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2022[2]	2,000	2,074
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2023[2]	1,000	1,082
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2021	500	504
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2026	500	556
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2027	330	366
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2020, 5.00% 2028	5,200	6,726
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2031	325	425
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2032	250	326
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2033	250	325
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2034	275	356
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2035	300	387
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 2024	3,945	4,530
Dept. of Transportation, Federal Highway Reimbursement Rev. Bonds (Indirect GARVEEs), Series 2021-A, 5.00% 2023	3,600	3,967
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2017-A, 5.00% 2025	$1,240	$1,478
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2019-B, 5.00% 2028	1,870	2,417
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2021-B, 5.00% 2027	3,000	3,793
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	10,800	10,867
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2016-B, 5.00% 2021	1,655	1,668
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	5,000	6,460
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	1,500	1,977
		303,029
Georgia 1.83%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 2038 (put 2025)	5,315	5,454
City of Atlanta, Airport General Rev. Bonds, Series 2019-B, AMT, 5.00% 2031	1,000	1,276
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 2029	5,000	6,481
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 2030	3,000	3,946
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2021	1,250	1,281
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2022	1,000	1,067
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 2023	2,310	2,462
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 2023	1,270	1,354
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 2024	2,460	2,747
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 2025	2,895	3,346
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 2025	2,620	3,028
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Intrada Westside), Series 2021-B, 0.41% 2024 (put 2023)	3,500	3,509
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 2025 (put 2023)	2,585	2,587
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	4,400	4,705
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 2040 (put 2025)	2,265	2,324
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[3]	7,680	7,692
G.O. Bonds, Series 2013-H, 5.00% 2021	1,745	1,795
G.O. Bonds, Series 2019-A, 5.00% 2028	3,630	4,708
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 2031	1,355	1,410
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	175	183
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	585	617
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2021	820	821
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 0.907% 2048 (put 2023)[1]	2,400	2,422
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	15,050	16,248
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 2049 (put 2024)	5,920	6,619
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-C, 4.00% 2050 (put 2026)	8,500	9,860
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2012-A, 5.00% 2030 (preref. 2022)	1,000	1,057
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 2039 (put 2025)	2,625	2,694
Municipal Electric Auth., Combined Cycle Project Rev. Bonds, Series 2020-A, 5.00% 2027	750	941
Municipal Electric Auth., Combined Cycle Project Rev. Bonds, Series 2020-A, 5.00% 2029	750	973
Municipal Electric Auth., General Resolution Projects Bonds, Series 2020-A, 5.00% 2031	1,250	1,639
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2025	1,000	1,159
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2027	1,000	1,224
Limited Term Tax-Exempt Bond Fund of America — Page 11 of 55

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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2029	$880	$1,107
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2030	885	1,105
Municipal Electric Auth., Power Rev. Bonds, Series 2018-HH, 5.00% 2029	2,000	2,489
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2026	1,710	2,041
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2027	1,020	1,249
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2028	1,270	1,588
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2029	785	996
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2030	1,025	1,290
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2031	1,390	1,739
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 2031	1,000	1,311
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2022	1,050	1,095
Savannah Econ. Dev. Auth., Rev. Bonds (Southern Care Corp.), Series 1991-C, 0% 2021 (escrowed to maturity)	1,105	1,104
City of Thomaston, Housing Auth., Multi Family Housing Rev. Bonds (Eastgate Apartments Project), Series 2020-B, 0.34% 2023 (put 2022)	5,000	5,011
City of Thomaston, Housing Auth., Multi Family Housing Rev. Bonds (Eastgate Apartments Project), Series 2020-A, 0.34% 2023 (put 2022)	1,750	1,754
		131,508
Guam 0.03%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2021 (escrowed to maturity)	2,305	2,347
Hawaii 0.15%
Airports System Rev. Bonds, Series 2018-D, 5.00% 2030	4,000	5,319
Airports System Rev. Ref. Bonds, Series 2011, AMT, 5.00% 2024 (preref. 2021)	1,115	1,123
Airports System Rev. Ref. Bonds, Series 2011, AMT, 5.00% 2024	885	894
Airports System Rev. Ref. Bonds, Series 2011, AMT, 5.00% 2021 (escrowed to maturity)	2,500	2,519
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 2023	1,000	1,103
		10,958
Idaho 0.05%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2026	1,515	1,850
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 5.00% 2029	1,345	1,763
		3,613
Illinois 7.43%
Village of Bolingbrook, G.O. Rev. Ref. Bonds, Series 2013-A, 0.00% 2035 (preref. 2023)	9,800	5,373
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2024	4,230	4,606
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	1,900	1,907
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 5.00% 2022	100	104
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2025	4,515	5,015
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	11,805	13,350
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	900	999
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2026	4,000	4,461
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2023	1,000	1,078
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2022	1,015	1,042
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	2,480	2,746
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,900	2,169
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022 (escrowed to maturity)	3,305	3,407
Limited Term Tax-Exempt Bond Fund of America — Page 12 of 55

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	$5,000	$5,390
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	1,000	1,031
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,094
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5307 Guideway Modernization Formula Funds), Series 2011, Assured Guaranty insured, 5.00% 2022	1,400	1,405
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2022	1,100	1,135
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2022	860	886
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	1,435	1,548
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2024	1,500	1,665
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	1,000	1,148
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2026	1,165	1,377
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	11,211
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	5,225	6,294
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,156
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,500	1,834
City of Chicago, Water Rev. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,224
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	1,400	1,694
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2023	1,880	2,071
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2025	775	826
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 2025	1,935	2,286
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2026	6,800	8,347
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	1,000	1,072
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	1,000	1,074
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,922
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	3,400	4,173
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2021	375	379
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-1, 4.00% 2030	5,000	5,677
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,100	1,280
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2026	1,000	1,209
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2027	2,275	2,833
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	10,590	12,795
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	2,500	3,070
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2022	200	209
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2026	540	620
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2028	1,060	1,208
Fin. Auth., Rev. Bonds (Memorial Health System), Series 2019, 5.00% 2028	1,280	1,611
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2025	5,530	6,603
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2027	5,000	6,045
Fin. Auth., Rev. Bonds (Northshore University Heathsystem), Series 2020-A, 5.00% 2027	2,000	2,523
Fin. Auth., Rev. Bonds (Northshore University Heathsystem), Series 2020-A, 5.00% 2033	1,000	1,314
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 2050 (put 2026)	3,210	3,860
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	1,920	2,165
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 0.76% 2042 (put 2026)[1]	1,280	1,280
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2023	1,545	1,679
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2024	4,000	4,421
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2024	1,425	1,614
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2025	3,280	3,857
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	1,215	1,476
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	8,640	10,784
Limited Term Tax-Exempt Bond Fund of America — Page 13 of 55

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028	$3,135	$3,890
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 2022	1,665	1,742
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	4,000	4,642
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	9,500	10,979
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2028	4,160	5,353
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2029	2,125	2,787
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2030	2,205	2,943
Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2022 (preref. 2021)	1,405	1,445
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 2025	2,490	2,951
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	4,170	4,203
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2023	1,970	2,079
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2023	750	836
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	1,165	1,383
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2029	1,500	1,752
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 0.55% 2044 (put 2021)	6,000	6,005
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 0.70% 2040 (put 2023)	1,815	1,815
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	30,870	31,562
G.O. Bonds, Series 2017-A, 5.00% 2021	3,500	3,593
G.O. Bonds, Series 2016, 5.00% 2022	3,000	3,091
G.O. Bonds, Series 2013, 5.00% 2022	1,890	1,990
G.O. Bonds, Series 2017-D, 5.00% 2022	1,250	1,332
G.O. Bonds, Series 2013, 5.00% 2023	1,710	1,873
G.O. Bonds, Series 2020-B, 5.00% 2026	8,000	9,615
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	2,500	2,983
G.O. Bonds, Series 2017-D, 5.00% 2027	12,000	14,556
G.O. Bonds, Series 2020-B, 5.00% 2028	4,285	5,325
G.O. Bonds, Series 2020-B, 5.00% 2029	17,630	22,238
G.O. Bonds, Series 2017-C, 5.00% 2029	700	834
G.O. Bonds, Series 2019-B, 4.00% 2033	4,500	5,177
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2021	395	402
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	4,000	4,137
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	2,500	2,992
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	2,005	2,146
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	1,280	1,377
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 2048	6,425	7,110
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2024 (put 2023)	5,585	5,589
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.06% 2050 (put 2025)[1]	3,725	3,818
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,325	1,429
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 2048	2,280	2,504
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	5,535	6,197
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2023	2,700	2,930
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 2030	2,605	2,189
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	3,295	3,521
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	665	779
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2026	2,230	2,331
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2026	1,000	1,199
Limited Term Tax-Exempt Bond Fund of America — Page 14 of 55

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	$1,000	$1,043
Metropolitan Water Reclamation Dist. of Greater Chicago, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	2,000	2,393
Metropolitan Water Reclamation Dist. of Greater Chicago, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	2,500	3,078
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,000	3,548
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 2029	325	413
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2021	1,400	1,405
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.375% 2021	1,015	1,019
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	5,195	5,678
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	13,250	13,304
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2024	5,000	5,663
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2025	5,000	5,842
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 6.00% 2028 (preref. 2021)	5,430	5,454
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2017-A, 5.00% 2027	3,000	3,656
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2027	2,000	2,437
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,900	3,112
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036 (preref. 2023)	3,080	3,617
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043 (preref. 2023)	2,500	2,928
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2021	1,410	1,449
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2018-A, 5.00% 2022	1,000	1,032
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025	4,385	5,108
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2027	950	1,163
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2028	11,035	13,959
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-B, 5.00% 2028	515	651
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2029	4,560	5,894
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2031	6,000	7,885
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	1,000	1,212
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	560	604
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	1,680	1,957
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2026	4,000	4,806
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	1,500	1,855
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	2,000	2,530
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 2028	1,100	1,395
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 2030	2,310	3,011
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	2,700	2,959
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2023	1,110	1,100
County of Will, G.O. Bonds, Series 2016, 5.00% 2045 (preref. 2025)	4,225	5,101
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.375% 2022	553	559
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.625% 2023	1,104	1,141
		532,217
Limited Term Tax-Exempt Bond Fund of America — Page 15 of 55

unaudited
Bonds, notes & other debt instruments (continued) Indiana 1.62%	Principal amount (000)	Value (000)
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2021	$5,190	$5,303
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.95% 2031 (put 2021)	1,000	1,010
Fin. Auth., Educational Facs. Rev. Bonds (Marian University Project), Series 2011, 6.375% 2041 (preref. 2021)	9,500	9,715
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2020-B, AMT, 0.95% 2038 (put 2026)	1,885	1,882
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022	1,245	1,340
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2023	2,825	3,169
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042 (preref. 2023)	8,860	9,720
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2023	1,500	1,682
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2024	1,000	1,163
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2021 (escrowed to maturity)	60	60
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2022	1,940	2,033
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2022 (escrowed to maturity)	60	63
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 2026	1,365	1,689
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 2027	1,530	1,942
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2026	500	581
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2027	500	579
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2028	500	576
Fin. Auth., State Revolving Fund Green Bonds, Series 2019-E, 5.00% 2023	2,310	2,507
Fin. Auth., State Revolving Fund Green Bonds, Series 2019-E, 5.00% 2027	2,250	2,813
City of Franklin, Econ. Dev. And Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2023	270	295
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.50% 2025	2,980	2,992
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 2023	725	793
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	1,045	1,094
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-A-2, AMT, 4.00% 2039	855	895
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 3.25% 2049	2,725	2,958
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	1,305	1,448
Indianapolis Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 2023	935	1,026
Indianapolis Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 2024	1,035	1,174
Indianapolis Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 2026	1,610	1,933
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2032	1,000	1,304
Indianapolis Local Public Improvement Bond Bank Rev. Bonds, Series 2018-A, 5.00% 2037 (preref. 2029)	3,000	3,924
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2028	1,680	1,878
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2029	1,055	1,178
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2030	1,200	1,339
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2031	800	892
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2014-D, AMT, 5.00% 2022	2,000	2,061
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 2026	7,625	9,088
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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 2026	$2,000	$2,316
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 2028	1,095	1,313
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 2029	5,250	6,715
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 2031	4,455	5,100
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 2033	1,500	1,710
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2008-D, 2.05% 2025 (put 2021)	1,615	1,617
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 2025	1,515	1,648
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-A, 3.05% 2025	2,005	2,206
County of Warrick, Multi Family Housing Rev. Bonds (Newburgh Assisted Living Project), Series 2019, 1.625% 2022 (put 2021)	4,250	4,255
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 5.00% 2045 (put 2022)	3,290	3,522
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 5.00% 2046 (put 2023)	1,535	1,664
		116,165
Iowa 0.36%
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-2, 2.875% 2049	445	450
Fin. Auth., Single Family Mortgage Bonds, Series 2020, 3.25% 2050	3,885	4,278
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	3,805	4,311
Fncg. Auth., Solid Waste Fac. Rev. Green Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Project), Series 2021, AMT, 1.50% 2042 (put 2024)	4,305	4,353
PEFA Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 2049 (put 2026)	6,700	8,118
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2028	1,400	1,777
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2031	1,180	1,570
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2033	565	743
		25,600
Kansas 0.06%
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2020-A, 3.00% 2027	1,215	1,393
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2019-B, 5.00% 2027	1,315	1,638
Unified Government of Wyandotte County, Board of Public Utilities, Utility System Improvement Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2022)	1,015	1,080
		4,111
Kentucky 0.86%
County of Carroll, Environmental Facs. Rev. Bonds (Kentucky Utilities Co. Project), Series 2008-A, AMT, 1.20% 2032 (put 2021)	3,535	3,537
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2027	4,975	4,432
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2011, 5.00% 2042 (preref. 2021)	1,430	1,449
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2011, 5.25% 2046 (preref. 2021)	5,100	5,173
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2014-B, 2.70% 2039 (put 2021)	1,500	1,518
Limited Term Tax-Exempt Bond Fund of America — Page 17 of 55

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Bonds, notes & other debt instruments (continued) Kentucky (continued)	Principal amount (000)	Value (000)
Housing Corp., Multi Family Housing Rev. Bonds (City View Park Project), Series 2020, 1.16% 2023 (put 2023)	$2,500	$2,520
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 2024 (put 2023)	10,950	10,981
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 2024 (put 2023)	5,865	5,876
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds, Series 2001-A, 0.90% 2026	1,000	996
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 2.45% 2039 (put 2029)	5,250	5,630
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 0.70% 2040 (put 2023)	2,050	2,048
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	8,890	10,033
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	1,435	1,601
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 2044 (put 2027)	5,000	5,001
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2022	535	558
		61,353
Louisiana 1.58%
City of Alexandria, Utilities Rev. Bonds, Series 2013-A, 5.00% 2038 (preref. 2023)	1,000	1,097
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2029	1,000	1,210
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2022	1,300	1,368
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2022)	1,000	1,052
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2022	685	727
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2028	2,000	2,561
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 5.00% 2023	215	233
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 5.00% 2024	255	288
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 5.00% 2025	360	420
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2041 (put 2028)	18,425	18,834
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	1,000	1,237
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	1,000	1,264
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	1,000	1,296
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-2, 0.55% 2043 (put 2022)	6,040	6,041
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-1, 0.60% 2043 (put 2023)	13,130	13,152
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-A, 0.60% 2043 (put 2023)	10,870	10,888
Housing Corp., Multi Family Housing Rev. Bonds (Byers Estates V Project), Series 2021, 0.35% 2024 (put 2023)	2,385	2,384
Housing Corp., Multi Family Housing Rev. Bonds (Stone Vista Apartments Projects), Series 2020, 0.32% 2023 (put 2022)	1,000	1,000
Housing Corp., Single Family Mortgage Bonds (Home Ownership Program), Series 2020-B, 3.50% 2050	1,935	2,147
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-B, 3.00% 2051	3,025	3,325
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2027	2,600	3,281
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 2030	850	868
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 2029	1,000	1,271
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2027	1,000	1,194
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2028	900	1,071
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2007-A, 1.65% 2027 (put 2023)	6,060	6,161
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2013-A, 1.65% 2033 (put 2023)	665	676
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.75% 2041 (preref. 2021)	3,030	3,036
Limited Term Tax-Exempt Bond Fund of America — Page 18 of 55

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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2020-B, 5.00% 2050 (put 2025)	$3,055	$3,582
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2021	445	446
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	285	296
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 2037 (put 2024)	940	970
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2022	195	203
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2023	175	191
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2024	135	157
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2025	255	292
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2026	240	296
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	6,570	6,580
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds Series 2013-A, 5.00% 2022	7,235	7,589
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	4,200	4,598
		113,282
Maine 0.02%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	660	690
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 2040	345	357
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	130	133
		1,180
Maryland 1.00%
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2022	830	848
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2023	815	857
Community Dev. Administration, Dept. of Housing and Community Dev., Multi Family Housing Dev. Rev. Bonds (Somerset Extension), Series 2019-H, 1.795% 2022	2,445	2,470
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	240	249
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	50	53
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-B, AMT, 4.50% 2048	2,780	3,127
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	2,015	2,282
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-A, 4.25% 2049	10,260	11,480
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 2050	8,475	9,331
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 2050	3,565	3,914
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 2050	2,335	2,601
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,000	1,056
G.O. Bonds, State and Local Facs. Loan of 2014, Series 2014-B-2, 5.00% 2025 (preref. 2022)	4,245	4,503
Health and Higher Education Auth., Rev. Bonds (The Johns Hopkins University), Series 2012-A, 5.00% 2041 (preref. 2022)	2,100	2,219
Limited Term Tax-Exempt Bond Fund of America — Page 19 of 55

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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 2027	$5,000	$5,832
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 2049	3,935	4,397
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	2,175	2,362
County of Prince George, G.O. Consolidated Public Improvement Bonds, Series 2011-A, 5.00% 2026 (preref. 2021)	310	316
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A. 5.00% 2028	4,000	5,178
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020. 5.00% 2033	6,035	8,017
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2011, 3.00% 2021	620	621
		71,713
Massachusetts 1.11%
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2021	1,500	1,529
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2026	1,000	1,219
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2027	1,500	1,875
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2028	1,200	1,532
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2012-C, 5.25% 2025	2,390	2,518
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2025	2,500	2,959
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2026	1,000	1,219
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham Issue), Series 2020-A-2, 5.00% 2023	6,725	7,420
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 2038 (put 2025)	5,000	5,847
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-4, 5.00% 2038 (put 2024)	2,500	2,820
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2024	2,000	2,277
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2025	1,275	1,500
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2026	1,150	1,393
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2027	1,150	1,388
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	1,000	1,055
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2023	2,500	2,748
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 2035	5,225	5,521
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2020-B, AMT, 2.625% 2036	1,215	1,237
Federal Highway Grant Anticipation Notes (Accelerated Bridge Program), Series 2013-A, 5.00% 2024 (preref. 2022)	2,170	2,288
Housing Fin. Agcy., Construction Loan Notes, Series 2017-B, 2.05% 2021	915	916
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	200	206
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	695	735
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	775	816
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 2048	6,790	7,346
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 215, 4.00% 2050	3,090	3,488
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	1,100	1,157
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	2,905	3,128
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	195	201
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Capital Appreciation Bonds, Series 2016-A, 0% 2021	1,750	1,750
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2021 (escrowed to maturity)	305	307
Port Auth., Rev. Bonds, Series 2017-A, AMT, 5.00% 2026	2,510	3,054
School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030 (preref. 2022)	8,000	8,502
		79,951
Michigan 2.78%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)	1,395	1,474
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2024	1,000	1,164
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2025	1,000	1,202
Limited Term Tax-Exempt Bond Fund of America — Page 20 of 55

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2026	$1,000	$1,239
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	35,895	38,662
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2015-A, 5.00% 2025	3,000	3,444
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2027	5,095	6,270
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, 0.15% 2021	830	830
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, 0.25% 2022	380	380
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2022	2,500	2,677
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2022	5,000	5,279
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	1,215	1,338
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	1,750	2,067
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2021	1,650	1,685
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 2026	895	1,085
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 2029	1,795	2,330
County of Genesee, Water Supply System Limited Tax G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2022	515	552
County of Genesee, Water Supply System Limited Tax G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	500	558
County of Genesee, Water Supply System Limited Tax G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2024	850	965
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 2032	750	988
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 2033	1,000	1,318
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2028	2,000	2,444
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2029	2,000	2,437
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048 (preref. 2022)	13,515	14,219
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	700	754
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2012-C, 5.00% 2026 (preref. 2022)	3,670	3,861
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2034 (put 2022)	3,580	3,766
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 2023 (put 2022)	5,740	5,755
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Mid Apartments Project), Series 2021, 0.40% 2024 (put 2023)	4,335	4,342
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	495	528
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	11,300	12,061
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	2,215	2,381
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	3,485	3,805
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	15,095	16,703
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	7,140	7,964
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2050	5,265	5,835
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 2050	3,530	3,905
County of Lenawee, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Promedica Healthcare Obligated Group), Series 2011-B, 6.00% 2035 (preref. 2021)	3,010	3,104
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2031	2,460	3,173
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	950	1,277
County of Monroe, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Project), Series 1992-AA, National insured, 6.95% 2022	5,000	5,444
Limited Term Tax-Exempt Bond Fund of America — Page 21 of 55

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 1.80% 2049 (put 2024)	$4,290	$4,426
Trunk Line Fund Bonds (Rebuilding Michigan Program), Series 2020-B, 5.00% 2027	5,000	6,378
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	3,235	3,323
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2025	2,500	2,972
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2026	1,000	1,191
West Ottawa Public Schools, Unlimited Tax G.O. Rev. Ref. Bonds (School Bond Loan Fund Qualified), Series 2012-A, 5.00% 2025 (preref. 2021)	1,670	1,670
		199,225
Minnesota 0.88%
County of Dakota, Community Dev. Agcy., Multi Family Housing Rev. Bonds (Ree-Aster House Apartments Project), Series 2020, 0.35% 2024 (put 2023)	4,000	4,009
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 2038	4,000	4,020
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	210	215
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	100	107
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	10	10
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	1,945	2,040
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,100	1,171
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	1,935	2,062
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,105	1,164
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	605	646
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	3,660	3,992
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	2,485	2,715
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	10,850	12,074
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 2049	4,250	4,757
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 2050	4,485	4,969
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 2050	990	1,092
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 2051	3,910	4,282
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 2051	3,735	4,102
City of Minneapolis, Metropolitan Airports Commission, Airport Rev. and Rev. Ref. Bonds, Series 2019-B, AMT, 5.00% 2022	4,345	4,479
Regents of the University of Minnesota, G.O. Bonds, Series 2011-D, 5.00% 2028 (preref. 2021)	1,180	1,213
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017B, 5.00% 2021	3,640	3,743
		62,862
Mississippi 0.22%
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A,Assured Guaranty Municipal insured, 5.00% 2025	1,245	1,454
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,045	1,260
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2024	1,000	1,148
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	2,925	3,427
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-C, AMT, 4.00% 2046	1,450	1,555
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	2,200	2,424
Home Corp., Single Family Mortgage Rev. Bonds, Series 2020-B, 3.25% 2050	4,420	4,863
		16,131
Limited Term Tax-Exempt Bond Fund of America — Page 22 of 55

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Bonds, notes & other debt instruments (continued) Missouri 0.82%	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-B, 5.00% 2052 (put 2028)	$20,285	$25,791
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2025	1,500	1,797
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	2,235	2,369
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	2,350	2,527
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 2047	1,705	1,914
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 2049	1,370	1,527
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	4,665	5,159
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 2052	2,995	3,290
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 2045	1,580	1,706
Kansas City, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Cathedral Towers), Series 2020, 0.35% 2024 (put 2022)	7,000	7,010
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2021	4,000	4,030
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2031	1,250	1,601
		58,721
Montana 0.20%
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 2042	350	367
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	1,035	1,099
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	3,810	4,219
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 2050	1,905	2,080
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 2050	3,770	4,247
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 2051	2,315	2,539
		14,551
Nebraska 0.57%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2022	1,000	1,062
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2032 (preref. 2022)	4,000	4,252
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2042	2,455	2,609
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,155	1,365
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 2040	4,505	4,851
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	190	194
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	10	10
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	535	568
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	2,755	2,885
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 2045	1,495	1,589
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	1,825	1,963
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	1,255	1,281
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	3,000	3,305
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	1,565	1,719
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 2049	4,490	4,944
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 2050	2,330	2,543
Limited Term Tax-Exempt Bond Fund of America — Page 23 of 55

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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 2050	$3,875	$4,297
Public Power Dist., G.O. Rev. Bonds, Series 2012-A, 5.00% 2029 (preref. 2022)	1,235	1,275
		40,712
Nevada 1.02%
Clark County School Dist., Limited Tax G.O. Bonds, Series 2016-F, 5.00% 2026	2,470	2,996
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	3,045	3,781
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, 5.00% 2026	1,550	1,889
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	4,000	5,008
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 2027	2,000	2,504
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-C, AMT, 5.00% 2021	3,500	3,527
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2021	1,035	1,043
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2022	2,810	2,965
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2023	1,000	1,078
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2027	2,500	2,688
City of Henderson, Local Improvement Dist. No. T-14 (Anthem), Local Improvement Bonds, Series 2017, 2.375% 2022	910	923
City of Henderson, Local Improvement Dist. No. T-14 (Anthem), Local Improvement Bonds, Series 2017, 2.50% 2023	940	970
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.00% 2022	905	927
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.25% 2024	520	542
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.50% 2025	550	582
Housing Division, Multi Unit Housing Rev. Bonds (Pinewood Terrace Apartments), Series 2021, 0.26% 2024 (put 2022)	2,245	2,245
Housing Division, Multi Unit Housing Rev. Bonds (Whittell Pointe Apartments), Series 2020, 0.30% 2023 (put 2022)	5,415	5,422
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2049	1,780	1,982
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2025	2,185	2,524
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,200	1,421
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	1,960	2,247
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-B, 3.00% 2036 (put 2022)	1,500	1,543
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2026	5,045	6,170
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2027	2,275	2,859
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028	1,500	1,925
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-C, AMT, 0.625% 2036 (put 2022)	1,120	1,123
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-F, AMT, 2.05% 2036 (put 2022)	8,000	8,128
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-E, AMT, 2.05% 2036 (put 2022)	4,000	4,064
		73,076
Limited Term Tax-Exempt Bond Fund of America — Page 24 of 55

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Bonds, notes & other debt instruments (continued) New Hampshire 0.16%	Principal amount (000)	Value (000)
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2024	$1,250	$1,438
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2025	1,250	1,485
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2026	1,250	1,528
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2027	1,250	1,525
National Fin. Auth., Municipal Certificates, Series 2020-1, Class A, 4.125% 2034	4,543	5,358
		11,334
New Jersey 1.76%
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	1,000	1,094
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,137
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,209
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2024	1,500	1,711
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2025	1,000	1,177
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2026	1,000	1,210
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2021	1,550	1,558
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	8,000	9,414
Econ. Dev. Auth., Transportation Project Sublease Rev. Ref. Bonds (New Jersey Transit Corp. Projects), Series 2017-B, 5.00% 2026	4,800	5,868
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-E, AMT, 0.85% 2025	905	900
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 2029 (put 2027)	1,345	1,337
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.20% 2034 (put 2023)	11,045	11,190
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 2039 (put 2029)	5,140	5,449
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2025	1,340	1,590
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2027	1,250	1,528
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2022	1,500	1,579
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2025	1,000	1,184
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2026	900	1,098
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2027	1,150	1,440
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1-A, AMT, 5.00% 2021	4,000	4,108
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-A, AMT, 5.00% 2027	1,000	1,234
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	1,000	1,243
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Pilgram Baptist Village I & II), Series 2019-E, 1.50% 2022 (put 2021)	8,480	8,516
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	7,030	7,949
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	5,970	6,800
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 2051	7,615	8,489
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	1,500	1,605
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,301
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	3,010	3,021
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2022	2,660	2,794
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2026	3,000	3,633
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2027	3,140	3,902
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2028	3,000	3,816
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	1,850	2,332
Limited Term Tax-Exempt Bond Fund of America — Page 25 of 55

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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	$3,000	$3,600
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2028	2,000	2,542
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2006-A, 5.50% 2021	4,070	4,201
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2015-AA, 5.00% 2023	1,000	1,099
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 2028	2,140	2,606
		126,464
New Mexico 0.99%
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 2025	400	476
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 2026	275	337
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 2028	375	481
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-D, 1.10% 2040 (put 2023)	15,750	15,955
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 2040 (put 2024)	16,515	16,781
G.O. Bonds (Capital Projects), Series 2015, 5.00% 2025	2,430	2,859
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 2029	1,195	1,545
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 2030	1,110	1,428
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	2,235	2,390
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 2048	1,055	1,148
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	3,365	3,747
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	6,135	6,861
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-A, Class I, 3.00% 2052	5,765	6,332
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 4.00% 2022	905	939
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)	8,315	9,725
		71,004
New York 9.89%
Dormitory Auth., Rev. Bonds (Mount Sinai Hospital Obligated Group), Series 2011-A, 5.00% 2031 (preref. 2021)	2,000	2,015
Dormitory Auth., Rev. Bonds (Sloan-Kettering Cancer Center), Series 2012, 5.00% 2034 (preref. 2022)	1,255	1,296
Dormitory Auth., Rev. Green Bonds (Cornell University), Series 2019-D, 5.00% 2033	1,000	1,427
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	4,415	4,584
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2026	4,000	4,846
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2030	15,000	19,825
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2030	12,000	15,475
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	9,040	11,271
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2030	3,035	4,006
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2032	12,925	17,143
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2033	1,000	1,301
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2022	2,110	2,199
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-C, 5.00% 2024	12,500	14,207
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-C, 5.00% 2028	7,500	9,586
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2016-A, 5.00% 2028	1,740	2,139
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-C, 5.00% 2029	2,995	3,830
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2033	1,405	1,766
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2035	3,600	4,561
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2038	1,000	1,127
City of Geneva, Dev. Corp., Rev. Ref. Bonds (Hobart and William Smith Colleges Project), Series 2012, 5.00% 2032 (preref. 2022)	1,120	1,192
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2025	1,670	1,682
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	5,000	5,006
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 1.55% 2023	5,330	5,335
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-K, 0.70% 2024	$6,330	$6,362
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.85% 2024	2,885	2,896
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-I, 1.75% 2024	1,900	1,920
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 2025	8,015	8,021
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 2025	5,225	5,229
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.95% 2025	2,000	2,006
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 1.10% 2026	2,250	2,259
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.831% 2033 (put 2023)[1]	9,200	9,210
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.831% 2033 (put 2023)[1]	5,535	5,541
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	1,000	1,060
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-B, 5.00% 2021	250	256
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2016-D, 5.00% 2021	125	128
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-2, 5.00% 2022	460	493
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2023	935	1,045
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2013-E, 5.00% 2023	350	391
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,050	5,864
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,664
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2029 (preref. 2022)	1,000	1,075
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2032 (preref. 2022)	2,000	2,150
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-A, 5.00% 2041 (preref. 2021)	4,075	4,182
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 0.51% 2044 (put 2022)[1]	7,750	7,710
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 2045 (put 2030)	17,920	23,131
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2047 (preref. 2022)	8,500	9,138
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 2026	550	677
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 2024	1,165	1,353
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 2025	1,040	1,247
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-C-1, 5.00% 2026	1,305	1,553
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-F, 5.00% 2027	2,815	3,330
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-G-4, 0.627% 2030 (put 2022)[1]	465	465
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-1, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.556% 2032 (put 2024)[1]	5,000	5,001
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 0.806% 2032 (put 2026)[1]	3,675	3,675
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2022	1,150	1,233
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	1,035	1,156
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2024	1,425	1,655
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2025	4,250	5,095
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2025	2,125	2,547
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2018-B, 5.00% 2025	1,700	2,038
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 2026	2,000	2,352
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	20,290	24,960
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2027	2,400	3,014
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2027	1,180	1,482
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2028	1,185	1,513
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 2029	1,000	1,298
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2029	870	1,087
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 2032	1,050	1,369
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	830	874
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	95	99
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	1,730	1,870
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	95	98
Limited Term Tax-Exempt Bond Fund of America — Page 27 of 55

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	$4,780	$5,104
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	2,445	2,592
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	1,680	1,801
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	4,230	4,546
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	10,630	11,747
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 226, AMT, 3.50% 2050	985	1,077
New York City G.O. Bonds, Series 1994-A-4, 5.00% 2021	2,420	2,449
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2022	1,140	1,218
New York City G.O. Bonds, Series 2014-G, 5.00% 2023	1,550	1,716
New York City G.O. Bonds, Series 2015-A, 5.00% 2025	4,915	5,840
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2026	6,000	7,362
New York City G.O. Bonds, Series 2018-C, 5.00% 2027	1,200	1,505
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2028	10,000	12,823
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2028	9,470	12,143
New York City G.O. Bonds, Series 2017-C, 5.00% 2028	4,300	5,315
New York City G.O. Bonds, Series 2018-A, 5.00% 2028	3,700	4,648
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2028	1,400	1,802
New York City G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,170
New York City G.O. Bonds, Series 2016-C, 5.00% 2029	1,000	1,199
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2030	22,675	30,085
New York City G.O. Bonds, Series 2019-E, 5.00% 2030	2,235	2,873
New York City G.O. Bonds, Series 2008-L-6, 5.00% 2030	2,000	2,588
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2032	6,810	8,965
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2032	2,110	2,731
New York City G.O. Bonds, Series 2012-D-1, 5.00% 2036 (preref. 2021)	1,000	1,020
New York City G.O. Bonds, Series 2014-D-3, 5.00% 2038 (put 2024)	1,015	1,115
New York City G.O. Bonds, Series 2015-F-4, 5.00% 2044 (put 2025)	2,920	3,438
New York City Health and Hospitals Corp., Health System Bonds, Series 2013-A, 5.00% 2023	2,000	2,170
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2026	2,055	2,476
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 4.00% 2027	2,250	2,657
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2027	2,675	3,310
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2017-C-3-A, 0.20% 2022	1,480	1,480
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2016-C-2, 0.23% 2050 (put 2022)	1,760	1,759
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)	3,905	3,897
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-D-2, 0.70% 2060 (put 2024)	1,450	1,456
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-3, 1.125% 2060 (put 2024)	2,900	2,920
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 1.65% 2030	750	755
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	5,150	5,346
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	5,470	5,473
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	1,400	1,412
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 2060 (put 2025)	7,215	7,240
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-DD-2, 5.00% 2021 (escrowed to maturity)	2,930	2,946
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-2, 4.00% 2024	2,000	2,235
Limited Term Tax-Exempt Bond Fund of America — Page 28 of 55

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 2031	$2,400	$3,298
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-GG, 5.00% 2043 (preref. 2021)	1,975	1,986
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2012-FF, 5.00% 2045	1,000	1,052
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-C-1, 5.00% 2021	4,140	4,240
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2003-A-1, 5.00% 2022	1,305	1,337
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-1, 5.00% 2022	310	325
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2012-E-1, 5.00% 2023	1,200	1,244
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2023	615	667
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 2026	3,370	4,177
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2003-C-3, 5.00% 2026	1,400	1,723
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	5,000	5,907
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2003-C-3, 5.00% 2027	1,400	1,767
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-C, 5.00% 2028	1,000	1,247
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 5.00% 2029	4,975	6,554
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 5.00% 2032	4,500	5,982
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 2032	890	1,186
New York City Transitional Fin. Auth., Future Tax Secured Multi-Modal Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,750	1,751
New York City Transitional Fin. Auth., Future Tax Secured Rev. Bonds, Series 2021-F-1, 5.00% 2024	9,475	11,021
New York City Transitional Fin. Auth., Future Tax Secured Rev. Bonds, Series 2021-G-1, 5.00% 2027	4,545	5,773
New York City Transitional Fin. Auth., Future Tax Secured Rev. Bonds, Series 2021-F-1, 5.00% 2027	2,000	2,540
New York City Transitional Fin. Auth., Recovery Bonds, Series 2020-1, 5.00% 2021	13,445	13,771
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 4.00% 2022	5,185	5,350
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2021, 2.00% 2022	750	759
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2021, 4.00% 2023	710	755
Port Auth., Consolidated Bonds, Series 223, AMT, 5.00% 2022	1,725	1,824
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 2022	1,000	1,065
Port Auth., Consolidated Bonds, Series 223, AMT, 5.00% 2023	1,405	1,550
Port Auth., Consolidated Bonds, Series 195, AMT, 5.00% 2025	1,540	1,833
Port Auth., Consolidated Bonds, Series 221, AMT, 5.00% 2028	1,000	1,268
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2023	5,000	5,572
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[2]	546	552
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 5.00% 2030	3,000	3,924
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 2030	1,000	1,261
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 2023	1,500	1,674
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 2024	2,690	3,089
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 2025	2,960	3,502
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2027	1,340	1,680
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2029	3,170	4,140
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2036	1,200	1,557
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2008-B-1, 5.00% 2022	635	682
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2016-A, 5.00% 2024	1,020	1,188
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2013-B, 5.00% 2021	560	575
Limited Term Tax-Exempt Bond Fund of America — Page 29 of 55

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels),< Series 2013-B, 5.00% 2022	$200	$215
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2030	1,220	1,606
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2004-A-2, National insured, 5.50% 2024	3,835	4,411
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2025	2,000	2,354
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2028	4,510	5,443
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2028	2,455	3,128
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2029	1,750	2,272
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2029	1,500	1,699
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2030	2,250	2,701
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2030	2,000	2,635
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2031	1,000	1,333
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2032	21,000	27,854
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2033	10,695	14,108
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2025	865	973
County of Westchester, Industrial Dev. Agcy. Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe Limited Partnership Project), Series 2021, 0.28% 2024 (put 2023)	14,060	14,062
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (EG Mt. Vernon Preservation, LP Project), Series 2020, 0.30% 2023 (put 2022)	4,720	4,729
City of Yonkers, G.O. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2024)	740	755
		708,621
North Carolina 1.11%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Ref. Bonds, Series 2014-A, 5.00% 2026	2,000	2,294
City of Charlotte, Water and Sewer System Rev. Ref. Bonds, Series 2020, 5.00% 2028	1,000	1,300
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 2024 (put 2023)	1,750	1,754
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (Oakley Square Apartments Project), Series 2020-A, 0.30% 2024 (put 2022)	2,675	2,677
City of Durham, Utility System Rev. and Rev. Ref. Bonds, Series 2011, 5.00% 2041 (preref. 2021)	2,490	2,499
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2020-A, AMT, 5.00% 2026	1,000	1,173
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 2024 (put 2023)	4,715	4,713
Grant Anticipation Rev. Vehicle Bonds, Series 2019, 5.00% 2023	6,370	6,929
Housing Fin. Agcy., Home Ownership Rev. and Rev. Ref. Bonds (1998 Trust Agreement), Series 45, 3.00% 2051	4,275	4,672
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	800	885
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 2050	2,700	2,982
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	3,830	4,021
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 2048	2,130	2,333
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	1,795	1,946
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050	3,070	3,458
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 2050	1,810	2,017
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 2027	435	510
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2021	1,080	1,080
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2022	1,540	1,613
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2023	2,430	2,661
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2029	1,500	1,938
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2030	1,000	1,224
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2031	1,370	1,795
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2031	1,000	1,219
City of Sanford, Housing Auth., Multi Family Housing Rev. Bonds (Matthews Garden Gilmore), Series 2020, 0.30% 2023 (put 2022)	1,500	1,502
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bond Anticipation Notes, Series 2020, 5.00% 2024	8,420	9,490
Limited Term Tax-Exempt Bond Fund of America — Page 30 of 55

unaudited
Bonds, notes & other debt instruments (continued) North Carolina (continued)	Principal amount (000)	Value (000)
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.477% 2041 (put 2022)[1]	$9,850	$9,889
Board of Governors of the University of North Carolina at Chapel Hill, General Rev. Ref. Bonds, Series 2019-A, 0.427% 2041 (put 2021)[1]	620	620
County of Wake, G.O. Public Improvement Bonds, Series 2014, 5.00% 2021	505	513
		79,707
North Dakota 0.61%
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2023 (preref. 2021)	1,435	1,445
City of Fargo, Health System Rev. Bonds, Series 2011, 6.25% 2031 (preref. 2021)	4,260	4,386
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	14,900	15,999
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	205	214
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	255	268
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	320	334
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	300	308
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	3,070	3,255
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	1,785	1,912
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	4,430	4,815
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	725	790
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 2049	2,525	2,784
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	1,955	2,170
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 2050	1,635	1,810
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 2051	2,850	3,118
		43,608
Ohio 3.19%
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2005-C, AMT, 2.10% 2028 (put 2024)	7,935	8,307
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2005-A, AMT, 2.10% 2029 (put 2024)	15,000	15,702
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 2031	360	458
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2027	2,605	3,296
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2029	3,165	4,167
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2030	4,000	5,276
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	9,425	9,864
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2022	3,300	3,456
City of Cincinnati, Unlimited Tax G.O. Bonds, Series 2014-A, 5.00% 2024 (preref. 2022)	1,270	1,337
City of Cleveland, Airport System Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	1,850	2,146
City of Cleveland, Water Rev. Bonds, Series 2020-FF, 5.00% 2027	1,100	1,368
Common Schools G.O. Rev. Ref. Bonds, Series 2020-B, 5.00% 2023	1,825	2,034
Common Schools G.O. Rev. Ref. Bonds, Series 2017-B, 5.00% 2026	1,000	1,236
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2025	950	1,089
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2026	1,000	1,178
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2027	1,500	1,810
Dayton Metro Library, Library Improvement Bonds, Series 2013-A, 5.00% 2038 (preref. 2021)	1,215	1,249
G.O. Common Schools Bonds, Series 2021-A, 5.00% 2025	1,000	1,190
G.O. Common Schools Bonds, Series 2021-A, 5.00% 2027	1,075	1,357
G.O. Common Schools Rev. Ref. Bonds, Series 2021-B, 5.00% 2028	1,370	1,782
G.O. Conservation Projects Bonds, Series 2019-A, 2.00% 2022	620	630
G.O. Higher Education Bonds, Series 2021-A, 5.00% 2025	440	521
G.O. Higher Education Bonds, Series 2021-A, 5.00% 2027	1,340	1,686
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
County of Geauga, Rev. Bonds (South Franklin Circle Project), Series 2012-A, 8.00% 2047 (preref. 2022)[3]	$6,925	$7,928
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2021	1,000	1,003
County of Hancock, Hospital Facs. Rev. Bonds (Blanchard Valley Health Center), Series 2011-A, 6.50% 2030 (preref. 2021)	14,425	14,493
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pinzone Tower Apartments Project), Series 2021, 0.28% 2023 (put 2022)	6,035	6,033
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Rad East Project), Series 2018, 2.45% 2022 (put 2021)	2,000	2,000
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (The Arts Apartments Project), Series 2020-A, 0.35% 2023 (put 2022)	6,250	6,283
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2017-B, AMT, 4.50% 2047	1,505	1,649
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	2,420	2,605
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	2,890	3,121
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	8,755	9,531
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	2,760	3,103
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	10,835	12,173
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 2050	1,605	1,814
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2028	6,300	8,217
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2029	2,825	3,760
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2044 (preref. 2024)	6,500	7,577
Ohio University, General Receipts Bonds, Series 2013, 5.00% 2039 (preref. 2022)	1,500	1,616
Ohio University, General Receipts Bonds, Series 2013, 5.00% 2043 (preref. 2022)	2,000	2,154
Port Auth., Gas Supply Rev. Ref. Bonds, Series 2019, 5.00% 2049 (put 2025)	8,685	10,058
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2021	1,975	1,989
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2022	1,825	1,924
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2022	1,550	1,670
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2023	2,590	2,892
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2023	2,305	2,526
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2024	1,360	1,569
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2024	625	709
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2026	865	1,011
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2027	500	583
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	9,000	10,582
Rev. Bonds (Premier Health Partners Obligated Group), Series 2020, 5.00% 2032	1,000	1,281
Rev. Bonds (Premier Health Partners Obligated Group), Series 2020, 5.00% 2033	415	530
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025	855	926
Turnpike and Infrastructure Commission, Rev. Ref. Bonds, Series 1998-A, National insured, 5.50% 2026	6,500	7,845
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2029	1,000	1,263
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2030	$1,325	$1,661
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 3.25% 2022	3,500	3,655
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 2023	1,420	1,563
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2019-A, 5.00% 2029	1,400	1,836
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2032	5,000	6,668
		228,940
Oklahoma 0.22%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2021	3,500	3,527
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023	4,470	4,929
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2020-B, 3.25% 2050	2,005	2,217
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	880	1,170
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2021	1,355	1,359
Board of Regents of the University of Oklahoma, General Rev. Bonds, Series 2012-A, 5.00% 2037 (preref. 2021)	1,000	1,008
Board of Regents of the University of Oklahoma, General Rev. Bonds, Series 2012-A, 5.00% 2041 (preref. 2021)	1,250	1,260
		15,470
Oregon 0.89%
County of Deschutes, Deschutes Public Library Dist., G.O. Bonds, Series 2021, 4.00% 2029	775	957
County of Deschutes, Deschutes Public Library Dist., G.O. Bonds, Series 2021, 4.00% 2030	1,035	1,295
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	275	276
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2020, 3.50% 2050	3,835	4,253
G.O. Rev. Ref. Bonds (Higher Education), Series 2020-N, 5.00% 2027	500	634
G.O. Rev. Ref. Bonds (Higher Education), Series 2020-N, 5.00% 2028	500	649
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2015-A, 3.50% 2036	2,165	2,276
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	4,575	4,955
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	480	512
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	1,650	1,810
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-A, 3.50% 2051	3,355	3,722
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-C, 3.00% 2052	3,500	3,831
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 2026	1,500	1,813
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 2027	1,780	2,206
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 2031	4,000	5,192
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 2032	3,300	4,251
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-C, 5.00% 2024	1,400	1,594
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 2026	1,700	2,006
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-A, 5.00% 2026	950	1,121
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2025 (preref. 2022)	7,000	7,524
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2026 (preref. 2024)	1,390	1,623
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2027 (preref. 2024)	2,225	2,598
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Bonds, notes & other debt instruments (continued) Oregon (continued)	Principal amount (000)	Value (000)
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2029 (preref. 2024)	$4,785	$5,587
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030 (preref. 2024)	2,735	3,193
		63,878
Pennsylvania 3.30%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2024 (preref. 2022)	1,025	1,057
County of Allegheny, G.O. Bonds, Series C-70, 5.00% 2034 (preref. 2022)	1,000	1,077
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2022	1,000	1,059
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2021-B, 5.00% 2025	740	874
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2021-B, 5.00% 2026	1,165	1,415
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2021-B, 5.00% 2027	975	1,209
County of Bucks, Industrial Dev. Auth., Solid Waste Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.75% 2022	400	416
County of Chester, G.O. Bonds, Series 2011, 5.00% 2032 (preref. 2021)	2,505	2,570
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2032 (preref. 2023)	1,370	1,537
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2034 (preref. 2023)	1,185	1,330
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2019-A, 5.00% 2029	1,000	1,310
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024 (preref. 2022)	1,200	1,267
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025 (preref. 2022)	1,100	1,162
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,300	1,334
Delaware River Port Auth., Rev. Bonds, Series 2013, 5.00% 2030	2,500	2,811
Township of East Hempfield, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2021	650	667
Township of East Hempfield, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2022	590	631
Econ. Dev. Fncg. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2008, 0.40% 2023	8,895	8,903
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2022	5,500	5,919
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2023	5,540	6,075
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	9,180	10,450
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	5,550	6,426
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2025	5,985	7,040
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	2,315	2,798
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	1,775	2,151
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2021	1,780	1,786
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2023	2,250	2,467
G.O. Bonds, Series 2012-1, 5.00% 2024 (preref. 2022)	1,685	1,774
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 0.66% 2049 (put 2024)[1]	4,520	4,554
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 2041	2,430	2,369
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 5.00% 2027	1,200	1,515
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 5.00% 2028	1,300	1,679
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043 (preref. 2021)	1,000	1,025
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Higher Educational Facs. Auth., Rev. Bonds (Temple University), Series 2012-1, 5.00% 2035 (preref. 2022)	$2,755	$2,878
Higher Educational Facs. Auth., Rev. Ref. Bonds, Series 2015-AQ, 5.00% 2024	3,955	4,518
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	6,895	7,609
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	2,250	2,389
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	2,075	2,150
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	215	226
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	315	331
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	5,370	5,695
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	3,580	3,789
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	5,505	5,949
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 2050	8,630	9,419
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 2051	3,470	3,774
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 2025	1,000	1,188
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 2026	1,920	2,355
County of Luzerne, Industrial Dev. Auth., Rev. Ref. Bonds (Pennsylvania - American Water Co. Project), Series 2019, 2.45% 2039 (put 2029)	4,500	4,871
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	1,900	1,998
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-C, 0.78% 2051 (put 2023)[1]	2,800	2,800
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2023 (preref. 2022)	2,400	2,521
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024 (preref. 2022)	1,000	1,051
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2020-B, 5.00% 2043 (put 2027)	5,500	6,766
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 1.121% 2048 (put 2022)[1]	2,075	2,090
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2023	1,000	1,080
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2024	2,000	2,227
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2025	2,000	2,286
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 2028	1,000	1,165
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2023	1,220	1,344
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2024	5,080	5,784
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2025	3,000	3,512
Philadelphia School Dist., G.O. Bonds, Series 2019-A, National insured, 5.00% 2025	1,200	1,405
Philadelphia School Dist., G.O. Bonds, Series 2019-A, National insured, 5.00% 2026	2,000	2,403
Philadelphia School Dist., G.O. Green Bonds, Series 2019-B, 5.00% 2028	3,740	4,681
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2021	2,195	2,229
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2022	4,850	5,155
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2023	1,500	1,652
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2017-C, Assured Guaranty Municipal insured, 0.71% 2040 (put 2023)[1]	7,955	7,973
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2022	2,250	2,347
Saint Mary Hospital Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-PA, 5.00% 2029	1,000	1,289
Transportation Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2028	1,475	1,862
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 1.04% 2021[1]	$8,775	$8,781
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2022	5,000	5,255
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2026 (preref. 2021)	1,805	1,856
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2027	1,060	1,294
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2028	1,500	1,911
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2030 (preref. 2021)	1,130	1,162
Turnpike Commission, Turnpike Rev. Bonds (Motor License Fund), Series 2011-B, 5.00% 2041 (preref. 2021)	2,405	2,472
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2019, 5.00% 2030	1,250	1,620
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 2024	535	584
		236,353
Rhode Island 0.20%
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,353
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-2, 4.00% 2032	145	148
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	350	364
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	3,715	3,909
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 2040 (put 2023)	2,185	2,187
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2021	1,400	1,437
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.50% 2025	3,000	3,089
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	540	556
		14,043
South Carolina 1.44%
County of Charleston, G.O. Capital Improvement Transportation Sales Tax Bonds, Series 2011, 5.00% 2024 (preref. 2021)	1,255	1,285
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 2024 (put 2023)	4,255	4,255
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2027	450	561
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2029	500	654
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2013, 5.00% 2043 (preref. 2023)	6,380	6,924
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	1,160	1,238
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	1,975	2,113
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	1,315	1,421
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	2,505	2,772
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	14,955	16,940
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 2052	7,345	8,101
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	1,210	1,310
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	5,420	5,917
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2021	4,540	4,664
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	4,250	4,568
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2022	1,000	1,075
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2026	2,650	2,788
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2026 (preref. 2022)	2,350	2,472
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	3,225	3,393
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028 (preref. 2022)	3,080	3,240
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2028	2,455	2,962
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-C, 5.00% 2036	3,005	3,082
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-A, 5.75% 2043 (preref. 2023)	5,120	5,851
Public Service Auth., Rev. Ref. Bonds (Santee Cooper), Series 2012-A, 5.00% 2021 (escrowed to maturity)	570	586
Public Service Auth., Rev. Ref. Bonds (Santee Cooper), Series 2012-A, 5.00% 2021	75	77
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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028	$900	$1,053
County of Richland, Environmental Improvement Rev. Ref. Bonds, Series 2014-A, AMT, 3.875% 2023	4,900	5,208
Transportation Infrastructure Bank Rev. Ref. Bonds, Series 2003-B, 0.527% 2031 (put 2022)[1]	8,925	8,931
		103,441
South Dakota 0.34%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	155	159
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	175	183
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	130	137
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	500	535
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	6,325	6,745
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 2046	630	671
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	2,675	3,001
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	1,915	2,120
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 2051	9,505	10,597
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	150	153
		24,301
Tennessee 1.04%
Town of Greeneville, Health and Educational Facs. Board, Multi Family Housing Rev. Bonds (People RD Portfolio Project), Series 2019, 1.45% 2022 (put 2021)	245	247
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	385	411
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Series 2012-1-A, AMT, 4.50% 2038	75	76
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	540	553
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 2042	2,080	2,251
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	2,055	2,229
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 2042	1,550	1,686
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	355	369
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	270	285
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	135	142
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	375	399
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	105	112
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 2048	2,185	2,451
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-3-A, 3.50% 2050	2,835	3,148
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050	3,300	3,684
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	2,690	2,988
City of Kingsport, Industrial Dev. Board, Collateralized Multi Family Housing Bonds (Kings West Apartments Project), Series 2020, 0.35% 2023[1]	1,000	1,002
County of Knox, Health, Educational and Housing Fac. Board, Collateralized Multi Family Housing Bonds (Covenant Village Project), Series 2020, 0.30% 2023 (put 2022)	625	626
County of Knox, Health, Educational and Housing Fac. Board, Collateralized Multi Family Housing Rev. Bonds (Clear Springs Apartments Project), Series 2019, 1.80% 2022 (put 2021)	2,180	2,180
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2022	4,340	4,476
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2023	1,000	1,078
City of Knoxville, Wastewater System Rev. Ref. Bonds, Series 2021-A, 5.00% 2028	7,760	9,992
City of Knoxville, Wastewater System Rev. Ref. Bonds, Series 2021-A, 5.00% 2029	10,260	13,501
City of Knoxville, Wastewater System Rev. Ref. Bonds, Series 2021-A, 5.00% 2032	4,630	6,481
City of Memphis, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (Robinhood Partners Park Apartment Project), Series 2020, 0.45% 2023 (put 2022)	1,000	1,003
City of Memphis, Heath, Educational and Housing Facs. Board, Collateralized Multi Family Housing Bonds (Burkle & Main Apartments Project), Series 2019, 1.40% 2022 (put 2022)	100	101
City of Memphis, Heath, Educational and Housing Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Memphis Tower Apartments Project), Series 2020, 0.25% 2023 (put 2022)	3,750	3,759
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Bonds, notes & other debt instruments (continued) Tennessee (continued)	Principal amount (000)	Value (000)
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2025 (preref. 2023)	$4,000	$4,325
School Bond Auth., Higher Education Facs., Second Program Bonds, Series 2015-B, 5.00% 2045 (preref. 2025)	3,030	3,645
County of Wilson, West Wilson Utility Dist., Water Rev. Bonds, Series 2010, 5.00% 2033 (preref. 2021)	1,500	1,505
		74,705
Texas 10.71%
Abilene Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	2,000	2,346
Alamo Community College Dist., Limited Tax and Rev. Ref. Bonds, Series 2017, 5.00% 2028	8,625	10,857
Aldine Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2025	1,000	1,174
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2028	500	639
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2029	700	914
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2030	350	465
Alvin Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2014-B, 0.45% 2036 (put 2023)	2,770	2,769
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2026	1,545	1,870
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2027	1,070	1,331
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2027	1,310	1,643
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2027	1,280	1,606
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2028	750	963
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2029	800	1,047
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2030	345	458
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2031	445	602
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2027	500	627
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2030	850	1,102
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2031	880	1,136
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	685	708
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2033	585	676
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2034	605	698
Arlington Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2028	1,125	1,358
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 2040 (put 2023)	13,060	13,089
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 2029	2,000	2,650
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2029	1,000	1,317
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,625	2,017
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	2,960	3,554
County of Bexar, Hospital Dist., Certificates of Obligation, Series 2020, 5.00% 2023	710	770
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023	900	977
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2025	1,260	1,477
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	2,000	2,518
City of Boerne, Public Fac. Corp., Housing Rev. Bonds (LIV at Boerne Senior Apartments), Series 2018, 2.75% 2022 (put 2021)	1,850	1,874
Brazosport Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2022	1,175	1,220
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	1,760	1,828
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2015, 5.00% 2021	1,500	1,523
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,390	1,574
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	1,875	2,200
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	$2,145	$2,673
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Mission Trail at El Camino Real Apartments), Series 2019, 2.10% 2037 (put 2022)	2,995	3,007
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 2041 (put 2024)	24,065	24,127
Carroll Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2026	1,000	1,214
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2023	2,565	2,788
Central Texas Regional Mobility Auth., Rev. Bond Anticipation Notes, Series 2021-C, 5.00% 2027	3,680	4,375
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2024	1,000	1,119
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,159
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2026	1,500	1,794
Channelview Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2023	2,650	2,942
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2026	1,000	1,214
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2027	3,050	3,811
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	1,490	1,775
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2026	3,800	4,668
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2027	1,150	1,451
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2028	2,535	3,274
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 2030	1,500	1,986
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 2031	1,250	1,648
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 2032	1,000	1,313
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	1,660	1,724
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2027	1,000	1,264
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2028	2,125	2,744
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2029	1,730	2,278
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2020, 0% 2024	4,415	4,355
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-B, 4.00% 2039 (preref. 2025)	1,665	1,916
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	785	1,011
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2032	855	1,098
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2024	3,100	3,510
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2025	2,125	2,497
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2026	1,000	1,214
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2014-C, 5.00% 2027	2,500	2,824
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2027	1,000	1,250
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-1, 2.125% 2040 (put 2021)	6,960	6,998
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 2.125% 2040 (put 2021)	3,000	3,016
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-A, AMT, 5.00% 2026	1,000	1,071
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2028	1,620	1,732
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2038 (preref. 2021)	630	645
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2042 (preref. 2021)	2,700	2,764
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-A, AMT, 5.25% 2026	$2,000	$2,240
City of Dallas, Housing Fin. Corp., Multi Family Rev. Notes (Estates at Shiloh), Series 2019, 1.25% 2037 (put 2023)	4,885	4,989
Dallas Area Rapid Transit Sales Tax Rev. Bonds, Series 2020-B, 5.00% 2021	1,175	1,208
Dallas Area Rapid Transit Sales Tax Rev. Bonds, Series 2020-B, 5.00% 2022	1,250	1,346
Dallas Area Rapid Transit Sales Tax Rev. Bonds, Series 2020-B, 5.00% 2023	1,000	1,123
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	1,090	1,210
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2034 (preref. 2024)	1,000	1,156
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2022	3,925	4,045
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2023	2,165	2,314
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2033	4,430	5,687
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2028	455	586
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2028	370	476
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2029	775	1,018
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2029	460	604
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2030	505	659
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2030	450	587
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2021	2,870	2,886
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	1,230	1,297
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2027	1,000	1,257
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	7,320	8,927
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2026	1,435	1,735
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2027	1,505	1,869
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2028	1,335	1,697
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2028	1,000	1,293
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2030	1,010	1,301
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2027	1,000	1,267
Forney Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	1,230	1,585
Forney Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	1,255	1,648
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 2050 (put 2023)	6,910	6,975
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2028	1,635	2,117
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2027	1,075	1,342
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	4,640	4,704
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	1,500	1,897
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053 (preref. 2023)	2,140	2,391
Hallsville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2026	1,485	1,806
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 3.00% 2022	1,000	1,037
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 2045 (put 2025)	2,840	2,841
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2026	1,000	1,228
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2027	1,000	1,262
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2032	1,000	1,304
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2023	1,000	1,098
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 2025	2,850	3,297
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-1, (SIFMA Municipal Swap Index + 0.42%) 0.48% 2049 (put 2022)[1]	7,200	7,180
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)	$4,440	$5,131
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2022[1]	1,885	1,892
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 2050 (put 2025)	4,135	4,136
County of Harris, Flood Control Dist., Contract Tax Rev. Ref. Bonds, Series 2019-A, 5.00% 2022	5,435	5,811
County of Harris, Flood Control Dist., Improvement Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	910	1,161
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2024 (preref. 2021)	1,000	1,024
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Contractual Obligations, Series 2014, 5.00% 2027 (preref. 2024)	1,140	1,327
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	1,000	1,070
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022 (escrowed to maturity)	3,225	3,464
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	3,000	3,447
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2030	1,420	1,788
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.45% 2021	6,345	6,370
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,700	2,076
County of Harris, Unlimited Tax Rev. Ref. Bonds, Series 2019-A, 5.00% 2021	2,000	2,040
Hays Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,790	2,237
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Oso Bay Apartments), Series 2021, 0.27% 2024 (put 2022)	3,160	3,160
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	1,830	2,058
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	16,795	18,568
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	7,345	8,234
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	9,610	10,918
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2051	8,050	9,058
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 2028	1,000	1,267
City of Houston, Airport System Rev. Bonds, Series 2018-C, AMT, BAM insured, 5.00% 2025	1,250	1,476
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025 (preref. 2022)	1,440	1,518
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025 (preref. 2021)	1,000	1,008
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2026	5,010	6,099
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2029	1,700	2,194
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2029	1,500	1,892
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2030	2,400	3,143
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2030	1,035	1,294
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	5,950	6,273
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2036	2,000	2,486
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	4,500	5,584
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2024 (escrowed to maturity)	2,500	2,464
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2028	500	652
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2029	490	652
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2030	650	861
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 0.437% 2034 (put 2021)[1]	4,350	4,351
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	3,315	3,906
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2027	2,010	2,388
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,254
City of Houston, Water and Sewer System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2028 (escrowed to maturity)	1,300	1,200
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Houston Community College System, Maintenance Tax Rev. Ref. Bonds, Series 2021-A, 3.00% 2022	$2,000	$2,045
Houston Community College System, Maintenance Tax Rev. Ref. Bonds, Series 2021-A, 3.00% 2022	300	307
Houston Community College System, Maintenance Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2023	725	775
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2012, 2.40% 2030 (put 2021)	4,060	4,067
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 4.00% 2021	1,495	1,511
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	1,250	1,541
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 2.00% 2055 (put 2025)	3,750	3,971
Irving Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,350	1,632
Jacksonville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2027	1,500	1,869
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	3,480	3,614
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2027	6,000	7,489
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-C, 0.356% 2036 (put 2021)[1]	1,310	1,310
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 5.00% 2031	885	1,145
Kaufman Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,445	1,740
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2021	800	810
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2022	1,000	1,059
Killeen Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	3,350	3,479
La Joya Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 2022	1,600	1,659
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	1,050	1,234
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	1,110	1,348
Lewisville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2024	2,500	2,889
Love Field Airport Modernization Corp., General Airport Rev. Bonds, Series 2017, AMT, 5.00% 2026	1,000	1,219
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2027	5,975	7,417
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	2,250	2,563
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2029	1,000	1,297
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2030	1,000	1,317
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2033	2,000	2,556
Lufkin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2018, 5.00% 2027	2,095	2,637
Lumberton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2029	1,065	1,389
Manor Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2029	2,915	3,769
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2014, 5.00% 2034 (preref. 2024)	1,290	1,462
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 0.90% 2030 (put 2023)	4,545	4,569
McAllen Independent School Dist., Maintenance Tax Notes, Series 2020, 5.00% 2026	895	1,077
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2051 (put 2026)	4,460	4,448
County of Midland, Public Fac. Corp., Multi Family Housing Rev. Bonds (Palladium at West Francis), Series 2020, 0.35% 2024 (put 2023)	4,000	4,010
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 2026	4,170	4,900
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 0.61% 2027[1]	2,395	2,414
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2022	1,245	1,338
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2023	1,520	1,700
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2024	$1,030	$1,191
New Braunfels Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2020, 0% 2023	5,305	5,274
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 2028	1,500	1,875
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2022	645	685
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2023	500	550
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2024	625	710
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2027	1,230	1,409
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	1,440	1,645
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2030 (preref. 2025)	800	943
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Presbyterian Healthcare System Project), Series 1996, National insured, 5.75% 2026 (escrowed to maturity)	5,780	6,584
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	3,500	3,598
North Texas Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2012-A, 5.125% 2042 (preref. 2022)	1,650	1,737
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	1,000	1,236
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	1,715	2,168
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2029	2,000	2,577
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2025	1,140	1,280
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	12,610	14,147
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,000	1,122
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	2,000	2,389
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2030	4,000	3,509
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2007-A, 5.00% 2021	2,780	2,790
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 2050 (put 2025)	3,115	3,131
Northwest Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031 (preref. 2025)	1,000	1,176
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2024 (put 2023)	6,970	6,987
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2029	1,825	2,379
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2038	7,240	7,839
Pearsall Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2030	1,275	1,644
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2022	3,170	3,292
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2023	1,715	1,864
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023	3,690	4,011
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,065	1,286
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2021)	3,145	3,267
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	1,515	1,620
Red River Education Fin. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project), Series 2017, 5.00% 2027	230	279
Red River Education Fin. Corp., Higher Education Rev. Ref. Bonds (Saint Edward’s University Project), Series 2017, 5.00% 2026	220	261
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2028	1,400	1,784
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2029	1,495	1,945
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2030	950	1,234
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2031	1,450	1,874
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 4.00% 2021	1,000	1,006
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2028	1,250	1,583
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of San Antonio, Combination Tax and Rev. Certs. of Obligation, Series 2020, 5.00% 2028	$1,030	$1,331
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2048 (preref. 2023)	4,245	4,599
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2019, 4.00% 2027	2,760	3,283
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	3,730	3,873
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2021	1,770	1,783
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2029	1,000	1,291
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2025	875	1,033
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2026	1,000	1,220
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2027	1,000	1,255
San Antonio Housing Trust Fin. Corp., Multi Family Housing Rev. Bonds (Alsbury Park Apartments), Series 2019, 1.375% 2022 (put 2021)	405	407
San Antonio Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-B, 5.00% 2028	1,875	2,426
San Antonio Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-B, 5.00% 2029	2,500	3,301
San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2021	630	639
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 5.00% 2027	1,725	2,151
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,500	1,731
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	1,385	1,776
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2030	280	337
Tantum Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2023	1,145	1,223
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2029	5,020	6,032
Tarrant Regional Water Dist., Water Transmission Fac. Contract Rev. Bonds (City of Dallas Project), Series 2021-A, 4.00% 2022	4,005	4,213
Tarrant Regional Water Dist., Water Transmission Fac. Contract Rev. Bonds (City of Dallas Project), Series 2021-A, 4.00% 2023	2,605	2,840
Tarrant Regional Water Dist., Water Transmission Fac. Contract Rev. Bonds (City of Dallas Project), Series 2021-A, 4.00% 2024	1,410	1,587
Texas City Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2019, 5.00% 2025	1,500	1,786
Board of Regents of Texas A&M University System, Permanent University Fund Bonds, Series 2012-A, 5.00% 2021	1,500	1,512
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2025 (preref. 2023)	1,600	1,757
Board of Regents of Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,425	1,729
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	2,090	2,269
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024	690	782
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,000	1,152
Transportation Commission, First Tier Rev. Ref. Put Bonds (State Highway Fund), Series 2016-B, 4.00% 2026 (put 2021)	2,000	2,031
Transportation Commission, G.O. Mobility Fund Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	3,000	3,416
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016-A, 5.00% 2028	2,210	2,688
Trinity River Auth., Regional Wastewater System Rev. Improvement and Rev. Ref. Bonds, Series 2019, 5.00% 2021	1,000	1,012
Trinity River Auth., Regional Wastewater System Rev. Improvement and Rev. Ref. Bonds, Series 2019, 5.00% 2022	1,250	1,326
Trinity River Auth., Regional Wastewater System Rev. Improvement and Rev. Ref. Bonds, Series 2019, 5.00% 2027	1,250	1,581
Trinity River Auth., Rev. Ref. Bonds (Tarrant County Water Project), Series 2015, 5.00% 2025	1,710	1,998
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	1,030	1,230
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	1,420	1,750
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	1,490	1,885
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	2,620	3,175
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2028	$2,665	$3,200
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2024	1,665	1,894
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2025	1,255	1,479
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2014-B, 5.00% 2025	2,500	2,870
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2016-I, 5.00% 2021	5,670	5,748
Waco Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,615	1,983
Waller Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2030	1,820	2,408
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2018, 5.00% 2030	2,760	3,475
Water Dev. Board, State Water Implementation Rev. Fund of Texas Rev. Bonds (Master Trust), Series 2019-A, 5.00% 2026	2,195	2,726
Water Dev. Board, State Water Implementation Rev. Fund of Texas Rev. Bonds (Master Trust), Series 2019-A, 5.00% 2026	1,850	2,261
Water Dev. Board, State Water Implementation Rev. Fund of Texas Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	6,935	8,865
Water Dev. Board, Water Implementation Rev. Fund of Texas Rev. Bonds (Master Trust), Series 2018-B, 5.00% 2023	1,455	1,594
County of Williamson, Limited Tax Rev. Ref. and Park Bonds, Series 2020, 5.00% 2023	1,590	1,727
Wylie Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	13,170	17,542
		767,886
Utah 0.11%
Building Ownership Auth., Series 2017, 5.00% 2022	1,710	1,796
Provo City School Dist., G.O. Bonds, Series 2021, 5.00% 2029	1,575	2,083
G.O. Bonds, Series 2020-B, 5.00% 2021	420	423
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-A, AMT, 5.00% 2029	1,330	1,628
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2012, 5.00% 2026 (preref. 2022)	1,000	1,054
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 2023	725	803
		7,787
Vermont 0.14%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-A, AMT, 4.00% 2047	3,110	3,390
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	1,285	1,403
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2019-A, 4.00% 2049	2,375	2,699
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050	1,270	1,416
Student Assistance Corp., Education Loan Rev. Bonds, Series 2016-A, AMT, 5.00% 2021	625	628
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	400	420
		9,956
Virginia 1.40%
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 2027	1,810	1,826
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2027	1,000	1,253
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2032	1,685	2,204
County of Charles City, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 2027	1,250	1,261
County of Charles City, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Virginia Inc. Project), Series 2003-A, AMT, 2.40% 2027 (put 2022)	1,375	1,404
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2024 (preref. 2022)	1,885	1,954
Limited Term Tax-Exempt Bond Fund of America — Page 45 of 55

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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2033	$14,055	$15,131
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2034	7,350	7,913
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 2041 (put 2024)	7,225	7,248
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2028	1,950	2,355
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2029	2,165	2,657
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2030	1,000	1,218
G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2021	6,660	6,685
G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2021 (escrowed to maturity)	375	376
County of Halifax, Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 0.45% 2041 (put 2022)	6,335	6,344
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2014-A, 5.00% 2028 (preref. 2024)	2,915	3,347
County of Hanover, Econ. Dev. Auth., Multi Family Housing Rev. Bonds (Harbour Square Apartments), Series 2020, 0.31% 2023 (put 2022)	1,000	1,000
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.90% 2035 (put 2023)	3,000	3,092
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	3,830	4,248
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2020-B, 5.00% 2026	1,500	1,849
City of Richmond, Public Utility Rev. and Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	5,500	6,631
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2025	700	805
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2027	1,650	2,008
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2028	1,080	1,346
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2029	1,260	1,573
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2030	1,480	1,831
County of Smyth, G.O. Public Improvement Bonds, Series 2011-A, 5.00% 2031 (preref. 2021)	3,645	3,733
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 4.00% 2040 (preref. 2025)	3,015	3,469
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.20% 2040 (put 2024)	5,190	5,305
		100,066
Washington 1.84%
County of Clark, Vancouver School Dist. No. 37, Unlimited Tax G.O. Bonds, Series 2021, 4.00% 2022	4,000	4,248
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2015-A, 5.00% 2023	2,000	2,209
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2020-A, 5.00% 2032	1,805	2,407
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2020-A, 5.00% 2033	3,000	3,985
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 2024 (put 2023)	2,620	2,618
G.O. Bonds, Series 2012-D, 5.00% 2023	5,015	5,197
G.O. Bonds, Series 2017-D, 5.00% 2028	5,000	6,223
G.O. Bonds, Series 2019-C, 5.00% 2031	5,000	6,474
G.O. Bonds, Series 2019-A, 5.00% 2033	3,500	4,474
G.O. Rev. Ref. Bonds, Series 2020-R-B, 5.00% 2022	2,750	2,839
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022	2,370	2,515
G.O. Rev. Ref. Bonds, Series 2016-R-C, 4.00% 2028	10,000	10,414
Limited Term Tax-Exempt Bond Fund of America — Page 46 of 55

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Health Care Facs. Auth., Rev. Bonds (Swedish Health Services), Series 2011-A, 6.25% 2041 (preref. 2021)	$5,000	$5,009
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2026 (preref. 2024)	1,000	1,140
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-A, 5.00% 2021	1,095	1,117
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	5,500	5,608
Highline School Dist. No. 401, Unlimited Tax G.O. Bonds, Series 2017, 5.00% 2027	2,025	2,508
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2022[2]	540	554
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2024[2]	835	916
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2026[2]	1,590	1,845
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 2021	230	232
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	155	159
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	7,230	7,975
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 2050	735	829
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2015-A-R, AMT, 3.50% 2038	400	415
Motor Vehicle Fuel Tax G.O. Bonds, Series 2021-D, 5.00% 2023	2,500	2,752
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series 2015-B, 5.00% 2021	480	484
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.55% 2046 (put 2023)[1]	4,500	4,515
Port of Seattle, Intermediate Lien Rev. Bonds, Series 2019, AMT, 5.00% 2030	2,000	2,543
Port of Seattle, Passenger Fac. Charge Rev. Bonds, Series 2010-A, 5.00% 2021	1,500	1,503
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 2025	5,250	6,144
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 2025	2,500	2,925
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 2026	2,500	3,008
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 2027	2,500	3,079
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 2028	4,750	5,811
Port of Seattle, Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2022	1,825	1,930
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2029	1,000	1,139
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs. LLC), Series 2013, AMT, 5.00% 2022	1,000	1,050
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs. LLC), Series 2013, AMT, 5.00% 2023	1,100	1,198
Shoreline School Dist. No. 412, Unlimited Tax Improvement and Rev. Ref. Bonds, Series 2021-A, 4.00% 2026	1,700	2,024
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 2026	2,300	2,640
Snohomish School Dist. No. 201, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2028	2,750	3,588
Spokane School Dist., Unlimited Tax G.O. Bonds, Series 2011, 5.00% 2030 (preref. 2021)	1,000	1,028
Tacoma School Dist. No. 10, Unlimited Tax G.O. Bonds, Series 2020-B, 5.00% 2028	2,295	2,997
		132,268
West Virginia 0.49%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.00% 2041 (put 2025)	4,425	4,476
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)	6,250	6,416
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	1,250	1,324
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Wheeling Power Co. - Mitchell Project), Series 2013-A, AMT, 3.00% 2037 (put 2022)	5,200	5,332
County of Harrison, Solid Waste Disposal Rev. Ref. Bonds (Monongahela Power Co. Project), Series 2018-A, AMT, 3.00% 2037 (put 2021)	4,000	4,036
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Bonds (West Virginia United Health System Obligated Group), Series 2013-A, 5.50% 2044 (preref. 2023)	9,000	9,983
Limited Term Tax-Exempt Bond Fund of America — Page 47 of 55

unaudited
Bonds, notes & other debt instruments (continued) West Virginia (continued)	Principal amount (000)	Value (000)
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Charles Towers), Series 2021, 0.21% 2023 (put 2022)	$2,175	$2,175
Board of Governors of West Virginia University, Rev. Ref. and Improvement Bonds (West Virginia University Projects), Series 2013-A, 5.00% 2026 (preref. 2022)	1,000	1,069
		34,811
Wisconsin 1.93%
Clean Water Rev. Ref. Bonds, Series 2016-1, 5.00% 2023 (escrowed to maturity)	1,960	2,156
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	9,250	9,699
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	12,385	13,587
G.O. Rev. Ref. Bonds, Series 2021-2, 5.00% 2025	1,235	1,462
G.O. Rev. Ref. Bonds, Series 2021-2, 5.00% 2026	5,840	7,136
G.O. Rev. Ref. Bonds, Series 2021-2, 5.00% 2027	9,295	11,688
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	1,665	1,964
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	11,000	11,810
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.61% 2054 (put 2023)[1]	5,200	5,218
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 0.71% 2054 (put 2024)[1]	4,000	4,038
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-4, 5.00% 2043 (put 2021)	1,395	1,400
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2019-A, 5.00% 2021	2,435	2,498
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2021	410	421
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[2]	12,430	14,557
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	1,650	1,853
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 2047	4,435	4,672
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,570	2,714
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	2,235	2,360
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	4,155	4,505
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	2,440	2,653
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 2049	15,405	17,294
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	9,445	10,481
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2023	1,475	1,642
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2024	1,550	1,787
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	630	786
		138,381
Wyoming 0.38%
Community Dev. Auth., Housing Rev. Bonds, Series 2016-1, AMT, 3.50% 2038	2,060	2,169
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	225	233
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	1,285	1,352
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 2048	4,130	4,545
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 2050	7,780	8,554
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	8,990	10,118
		26,971
Total bonds, notes & other debt instruments (cost: $5,767,936,000)		5,933,314
Limited Term Tax-Exempt Bond Fund of America — Page 48 of 55

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Short-term securities 17.43% Municipals 17.43%	Principal amount (000)	Value (000)
Freddie Mac, Multi Family Certificates, Series 2019-M-055, 0.27% 2028[1,2]	$2,000	$2,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 0.04% 2025[1]	13,300	13,300
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 0.03% 2033[1]	2,000	2,000
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 0.18% 2035 (put 2021)[4]	300	300
State of Arizona, Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, 0.04% 2046[1]	1,100	1,100
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 0.03% 2048[1]	2,630	2,630
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.02% 2052[1]	11,200	11,200
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-D-2, 0.03% 2047[1]	10,000	10,000
State of California, Bay Area Toll Auth., Toll Bridge Rev. Bonds, Series 2019-A, 0.03% 2053[1]	19,350	19,350
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.02% 2035[1]	5,500	5,500
State of California, G.O. Bonds, Series 2005-B-3, 0.05% 2040[1]	5,735	5,735
State of California, G.O. Bonds, Series 2020, 0.055% 2048[1]	25,500	25,500
State of California, IAM Commercial Paper, Series 2021-A-2, 0.10% 5/19/2021	10,000	10,000
State of California, IAM Commercial Paper, Series 2021-A-6, 0.10% 5/19/2021	10,000	10,000
State of California, Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 0.45% 2050 (put 2021)[2,4]	24,400	24,403
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	1,190	1,167
State of California, City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-B-5, 0.03% 2034[1]	7,000	7,000
State of California, City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2018-C-1, 0.04% 2032[1]	10,195	10,195
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2020-A, 4.00% 6/30/2021	10,000	10,062
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 0.02% 2037[1]	2,525	2,525
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 0.20% 2045 (put 2021)[4]	19,000	18,997
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 0.15% 9/1/2021 (put 2021)[4]	13,245	13,245
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 0.18% 2042 (put 2021)[2,4]	11,500	11,500
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-1, AMT, 0.18% 2042 (put 2021)[2,4]	7,500	7,500
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 0.18% 2023 (put 2021)[2,4]	31,500	31,500
State of California, City of Stockton, Public Fncg. Auth., Wastewater Bond Anticipation Notes, Series 2019, 1.40% 2022	2,000	2,002
State of California, Dept. of Water Resources, IAM Commercial Paper, Series 2021-2, 0.09% 5/3/2021	19,900	19,900
State of California, Dept. of Water Resources, IAM Commercial Paper, Series 2021-1, 0.09% 5/4/2021	13,694	13,694
State of California, Dept. of Water Resources, IAM Commercial Paper, Series 2021-2, 0.09% 5/4/2021	25,000	25,000
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2020-B, 2.00% 6/29/2021	65,000	65,200
State of Colorado, Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2020-A-2, 0.02% 2050[1]	19,195	19,195
District of Columbia, Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-C, AMT, 0.09% 2033[1]	9,000	9,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2009-E-1, JPMorgan Chase LOC, 0.03% 2043[1]	7,735	7,735
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 0.04% 2044[1]	6,000	6,000
Limited Term Tax-Exempt Bond Fund of America — Page 49 of 55

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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 0.04% 2044[1]	$5,635	$5,635
State of Illinois, G.O. Rev. Ref. Bonds, Series 2021-C, 4.00% 3/1/2022	6,015	6,188
State of Indiana, Bond Bank, Advance Funding Program Notes, Series 2021-A, 2.00% 1/10/2022	8,075	8,160
State of Indiana, Bond Bank, Advance Funding Program Notes, Series 2021-A, 2.00% 1/10/2022	1,000	1,003
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 0.02% 2041[1]	3,115	3,115
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-F, 0.03% 2041[1]	15,205	15,205
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.04% 2040[1]	10,000	10,000
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 0.04% 2051[1]	2,910	2,910
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.04% 2035[1]	6,800	6,800
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 0.03% 2043[1]	15,610	15,610
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 0.05% 2043[1]	17,000	17,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2010-B, 0.08% 5/5/2021	10,000	10,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2010-A, 0.09% 5/5/2021	5,000	5,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-A, 0.09% 5/5/2021	2,500	2,500
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-B, 0.13% 6/1/2021	6,000	6,000
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-A, 0.10% 6/2/2021	5,000	5,000
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 0.10% 2041 (put 2021)[4]	12,000	12,001
State of Massachusetts, G.O. Bonds (Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000), Series 2000-B, 0.03% 2030[1]	9,665	9,665
State of Massachusetts, Massachusetts Bay Transportation Auth., IAM Commercial Paper, Series 2021, 0.09% 5/5/2021	20,000	20,000
State of Massachusetts, Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2018-A-1, 0.06% 2026[1]	22,650	22,650
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 0.10% 2034 (put 2021)[4]	8,500	8,500
State of Michigan, Fin. Auth., Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-2, (SIFMA Municipal Swap Index x 0.61 + 0.50%) 0.56% 2038 (put 2021)[1,4]	5,615	5,616
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2020-A-2, 4.00% 8/20/2021	11,000	11,130
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 0.06% 2047[1]	6,675	6,675
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.05% 2042[1]	18,500	18,500
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.03% 2042[1]	8,080	8,080
State of Michigan, Regents of the University of Michigan, General Rev. IAM Commercial Paper, Series 2009-B, 0.09% 5/21/2021	10,000	10,000
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 0.05% 2047[1]	20,280	20,280
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 0.04% 2030[1]	6,000	6,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-D, 0.06% 2030[1]	14,980	14,980
State of Mississippi, Business Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, 0.55% 2029 (put 2021)[4]	500	500
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 0.04% 2033[1]	1,300	1,300
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 0.02% 2040[1]	1,500	1,500
State of Nevada, Dept. of Business and Industry, Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2001, AMT, 0.30% 2026 (put 2021)[2,4]	1,100	1,100
Limited Term Tax-Exempt Bond Fund of America — Page 50 of 55

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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.03% 2041[1]	$11,400	$11,400
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2020-A-2, AMT, 0.20% 9/1/2021 (put 2021)	3,000	3,000
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 0.05% 2032[1]	1,095	1,095
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2/1/2022	14,020	14,402
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-1, 5.00% 2022	12,080	12,834
State of New York, Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.556% 2032 (put 2024)[1,4]	7,370	7,371
State of New York, New York City G.O. Bonds, Series 2006-E-2, 0.03% 2034[1]	7,140	7,140
State of New York, New York City G.O. Bonds, Series 2006-E-4, 0.06% 2034[1]	3,000	3,000
State of New York, New York City G.O. Bonds, Series 2021-2, 0.22% 2042[1]	6,085	6,085
State of New York, New York City G.O. Bonds, Series 2021-3, 0.22% 2042[1]	4,850	4,850
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2012-A-2, 0.03% 2044[1]	8,740	8,740
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2008-BB-2, 0.03% 2035[1]	4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 0.07% 2038[1]	15,000	15,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-DD-2, 0.02% 2043[1]	10,950	10,950
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-6, 0.02% 2048[1]	23,410	23,410
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 0.03% 2048[1]	16,500	16,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 0.02% 2050[1]	10,765	10,765
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-4, 0.02% 2045[1]	33,100	33,100
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 0.03% 2045[1]	12,435	12,435
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Series 2003-C-5, 0.03% 2031[1]	8,235	8,235
State of New York, New York City Trust for Cultural Resources, IAM Commercial Paper (American Museum of Natural History), Series 2014-B-1, 0.16% 2044 (put 2021)[1,4]	2,285	2,285
State of North Carolina, University of North Carolina Chapel Hill, Rev. Bonds, Series 2001, 0.06% 2025[1]	5,120	5,120
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 0.04% 2039[1]	16,840	16,840
State of Pennsylvania, Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 0.15% 2030 (put 2021)[4]	2,290	2,290
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 0.22% 2044 (put 2021)[4]	7,750	7,750
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 0.18% 2045 (put 2021)[4]	15,000	15,000
State of Rhode Island, Health and Educational Building Corp., Health Facs. Rev. Bonds (NRI Community Services Inc.), Series 2007, 0.09% 2037[1]	1,000	1,000
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.04% 2048[1]	45,875	45,875
State of Tennessee, City of Lewisburg, Industrial Dev. Board, Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. of Tennessee Project), Series 2012, AMT, 0.18% 2035 (put 2021)[4]	6,500	6,500
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.06% 2034[1]	775	775
State of Texas, County of Alachua, Health Facs. Auth., IAM Commercial Paper, Series 2008-A, 0.11% 6/7/2021	5,000	5,000
State of Texas, City of Austin, Certificates of Obligation, Series 2020 5.00% 9/1/2021	4,000	4,064
State of Texas, Grand Parkway Transportation Corp., Bond Anticipation Notes, Series 2018, 5.00% 2023	7,000	7,563
State of Texas, County of Harris, IAM Commercial Paper, Series 2021, 0.08% 5/5/2021	100	100
Limited Term Tax-Exempt Bond Fund of America — Page 51 of 55

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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Texas, County of Harris, IAM Commercial Paper, Series 2021-C, 0.11% 5/5/2021	$6,195	$6,195
State of Texas, County of Harris, IAM Commercial Paper, Series 2021-D-2, 0.09% 5/5/2021	7,000	7,000
State of Texas, City of Houston, IAM Commercial Paper, Series 2021-H-2, 0.10% 5/4/2021	4,650	4,650
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2020, 5.00% 6/30/2021	1,000	1,008
State of Texas, Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2021	1,520	1,564
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 0.05% 2040[1]	3,500	3,500
State of Texas, Tax and Rev. Anticipation Notes, Series 2020, 4.00% 8/26/2021	79,295	80,271
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 0.13% 5/7/2021	8,000	8,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2021-A, 0.11% 5/18/2021	6,500	6,500
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2021-A, 0.11% 5/18/2021	5,500	5,500
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2021-A, 0.08% 5/21/2021	9,000	9,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2021-A, 0.12% 5/24/2021	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2020, 0.08% 6/4/2021	10,000	10,000
State of Texas, Veterans Bonds, Series 2019, 0.07% 2050[1]	14,175	14,175
State of Virginia, County of Arlington, Industrial Dev. Auth., Rev. Bonds (County Projects), Series 2020-A, 5.00% 8/1/2021	1,000	1,012
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.03% 2036[1]	6,215	6,215
State of Washington, County of Clark, Vancouver School Dist. No. 37, Unlimited Tax G.O. Bonds, Series 2021, 4.00% 12/1/2021	2,250	2,301
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-1, AMT, 0.18% 2023 (put 2021)[4]	1,000	1,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-3, AMT, 0.18% 2027 (put 2021)[4]	10,000	10,000
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, AMT, 0.06% 2044[1]	2,850	2,850
Total short-term securities (cost: $1,248,175,000)		1,248,753
Total investment securities 100.22% (cost: $7,016,111,000)		7,182,067
Other assets less liabilities (0.22%)		(15,639)
Net assets 100.00%		$7,166,428
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[5] (000)	Value at 4/30/2021[6] (000)	Unrealized appreciation at 4/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,377	July 2021	$137,700	$170,662	$295
10 Year Ultra U.S. Treasury Note Futures	Short	549	June 2021	(54,900)	(79,905)	314
						$609
Limited Term Tax-Exempt Bond Fund of America — Page 52 of 55

unaudited
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $101,077,000, which represented 1.41% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $140,844,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Limited Term Tax-Exempt Bond Fund of America — Page 53 of 55

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$767,886	$—	$767,886
New York	—	708,621	—	708,621
Illinois	—	532,217	—	532,217
California	—	479,320	—	479,320
Florida	—	303,029	—	303,029
Pennsylvania	—	236,353	—	236,353
Ohio	—	228,940	—	228,940
Michigan	—	199,225	—	199,225
Wisconsin	—	138,381	—	138,381
Colorado	—	135,537	—	135,537
Other	—	2,203,805	—	2,203,805
Short-term securities	—	1,248,753	—	1,248,753
Total	$—	$7,182,067	$—	$7,182,067
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$609	$—	$—	$609
*	Futures contracts are not included in the investment portfolio.

Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	IAM = Interest at Maturity
Certs. of Part. = Certificates of Participation	LIBOR = London Interbank Offered Rate
Dept. = Department	LOC = Letter of Credit
Dev. = Development	Preref. = Prerefunded
Dist. = District	Redev. = Redevelopment
Econ. = Economic	Ref. = Refunding
Fac. = Facility	Rev. = Revenue
Facs. = Facilities	SIFMA = Securities Industry and Financial Markets Association
Fin. = Finance	USD/$ = U.S. dollars
Limited Term Tax-Exempt Bond Fund of America — Page 54 of 55

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-043-0621O-S78082	Limited Term Tax-Exempt Bond Fund of America — Page 55 of 55